UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07747

Nuveen Multistate Trust I

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois, 60606

(Address of principal executive offices)                                                  (Zip code)

Jessica R. Droeger—Vice President and Secretary

(Name and address of agent for service)

Registrant’s telephone number, including area code:	312-917-7700

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Arizona Municipal Bond Fund

August 31, 2004

Principal Amount (000)	Description	Optional Call Provisions*	Ratings**	Market Value
	Consumer Discretionary - 1.0%
$ 1,000	Mesa Industrial Development Authority, Arizona, Industrial Revenue Bonds, TRW Vehicle Safety System Inc., Series 1992, 7.250%, 10/15/04 (Alternative Minimum Tax)	No Opt. Call	N/R	$1,004,610
	Consumer Staples - 1.1%
250	Casa Grande Industrial Development Authority, Arizona, Pollution Control Revenue Bonds, Frito-Lay Inc./PepsiCo., Series 1984, 6.650%, 12/01/14	12/04 at 101.00	Aa3	255,455
945	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	5/12 at 100.00	BBB	856,746
	Education and Civic Organizations - 9.0%
100	Arizona Educational Loan Marketing Corporation, Educational Loan Revenue Bonds, Series 1992, 6.375%, 9/01/05 (Alternative Minimum Tax)	9/04 at 100.00	Aaa	100,375
1,740	Arizona State University, Certificates of Participation, Series 2004, 5.250%, 9/01/22 - AMBAC Insured	9/14 at 100.00	AAA	1,885,725
1,500	Arizona Student Loan Acquisition Authority, Student Loan Revenue Bonds, Subordinated Fixed Rate, Series 1994B, 6.600%, 5/01/10 (Alternative Minimum Tax)	11/04 at 102.00	Aa1	1,535,970
500	Arizona Student Loan Acquisition Authority, Student Loan Revenue Refunding Bonds, Senior Series 1999A-1, 5.900%, 5/01/24 (Alternative Minimum Tax)	11/09 at 102.00	Aaa	532,835
1,000	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Series 1998A, 5.375%, 5/15/28	5/08 at 101.00	A-	1,026,760
115	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Series 1996A, 6.000%, 5/15/16 - CONNIE LEE/AMBAC Insured	5/06 at 102.00	AAA	124,652
1,730	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Series 2001A, 5.750%, 5/15/21	5/11 at 101.00	A-	1,871,376
1,400	Southern Arizona Capital Facilities Financing Corporation, Student Housing Revenue Bonds, La Aldea Project at the University of Arizona, Series 2002, 5.000%, 9/01/23 - MBIA Insured	9/12 at 100.00	AAA	1,449,924
335	Yavapai County Community College District, Arizona, Revenue Bonds, Series 1993, 6.000%, 7/01/12	1/05 at 100.50	BBB+	338,859
	Healthcare - 13.8%
2,750	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s Hospital, Series 1999A, 6.125%, 11/15/22	11/09 at 100.00	Ba2	2,727,368
1,550	Arizona Health Facilities Authority, Hospital System Revenue Bonds, John C. Lincoln Health Network, Series 2000, 6.875%, 12/01/20	12/10 at 102.00	BBB	1,698,196

200	Arizona Health Facilities Authority, Hospital Revenue Bonds, Catholic Healthcare West, Series 1999A, 6.625%, 7/01/20	7/10 at 101.00	BBB+	220,576
830	Maricopa County, Arizona, Hospital Revenue Refunding Bonds, Sun Health Corporation, Series 1997, 6.125%, 4/01/18	4/07 at 102.00	Baa1	868,852
2,000	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds, Catholic Healthcare West, Series 1998A, 5.000%, 7/01/16	7/08 at 101.00	BBB+	2,048,620
1,500	Mesa Industrial Development Authority, Arizona, Revenue Bonds, Discovery Health System, Series 1999A, 5.750%, 1/01/25 - MBIA Insured	1/10 at 101.00	AAA	1,643,970
	Phoenix Industrial Development Authority, Arizona, Hospital Revenue Bonds, John C. Lincoln Health Network, Series 1994:
500	6.000%, 12/01/10	12/04 at 101.50	BBB	510,290
500	6.000%, 12/01/14	12/04 at 101.50	BBB	508,935
2,500	Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale Healthcare, Series 2001, 5.800%, 12/01/31	12/11 at 101.00	A3	2,565,450
1,055	Industrial Development Authority, Winslow, Arizona, Hospital Revenue Bonds, Winslow Memorial Hospital Project, Series 1998, 5.500%, 6/01/22	6/08 at 101.00	N/R	824,609
	Housing/Multifamily - 15.2%
3,615	Maricopa County Industrial Development Authority, Arizona, GNMA Collateralized Multifamily Housing Revenue Bonds, Villas at Augusta Project, Series 2000, 6.500%, 10/20/33	10/10 at 105.00	Aaa	3,780,892
2,470	Maricopa County Industrial Development Authority, Arizona, Multifamily Housing Revenue Bonds, Syl-Mar Apartments Project, Series 2001, 6.100%, 4/20/36 (Alternative Minimum Tax)	10/11 at 103.00	Aaa	2,653,916
110	Phoenix Housing Finance Corporation, Arizona, FHA-Insured Section 8 Mortgage Revenue Refunding Bonds, Series 1992A, 6.500%, 7/01/24 - MBIA Insured	1/05 at 100.00	AAA	110,144
2,090	Phoenix Industrial Development Authority, Arizona, GNMA Collateralized Multifamily Housing Revenue Bonds, Campaigne Place on Jackson, Series 2001, 5.700%, 6/20/31 (Alternative Minimum Tax)	6/11 at 102.00	Aaa	2,188,293
2,080	Phoenix Industrial Development Authority, Arizona, Subordinate Lien Multifamily Housing Revenue Bonds, Arborwood Apartments, Series 2003B, 0.000%, 6/01/43 #	No Opt. Call	N/R	624,000
1,300	Phoenix Industrial Development Authority, Arizona, GNMA Collateralized Mortgage Loan Multifamily Housing Revenue Bonds, Camelback Crossings Apartments Project, Series 2000, 6.350%, 9/20/35	9/10 at 103.00	Aaa	1,405,040
4,000	Tucson Industrial Development Authority, Arizona, Senior Living Facilities Revenue Bonds, Christian Care Project, Series 2000A, 5.625%, 7/01/20 - RAAI Insured	7/10 at 101.00	AA	4,331,120
	Housing/Single Family - 0.7%
615	Maricopa County Industrial Development Authority, Arizona, Mortgage-Backed Securities Program, Single Family Mortgage Revenue Refunding Bonds, Series 1998B, 6.200%, 12/01/30 (Alternative Minimum Tax)	6/08 at 108.00	Aaa	650,356
45	Phoenix Industrial Development Authority, Arizona, Statewide Single Family Mortgage Revenue Bonds, Series 1995, 6.150%, 12/01/08 (Alternative Minimum Tax)	6/05 at 102.00	AAA	46,682
	Industrials - 1.6%
1,495	Yavapai County Industrial Development Authority, Arizona, Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Series 2003B, 4.450%, 3/01/28 (Alternative Minimum Tax) (Mandatory put 3/01/08)	No Opt. Call	BBB	1,536,142
	Long-Term Care - 1.5%
1,425	Cochise County Industrial Development Authority, Arizona, GNMA Collateralized Mortgage Revenue Refunding Bonds, Sierra Vista Care Center, Series 1994A, 6.750%, 11/20/19	12/04 at 102.00	AAA	1,474,063

	Tax Obligation/General - 12.6%
	Cochise County Unified School District 68, Sierra Vista, Arizona, General Obligation Refunding Bonds, Series 1992:
250	7.500%, 7/01/09 - FGIC Insured	No Opt. Call	AAA	303,010
300	7.500%, 7/01/10 - FGIC Insured	No Opt. Call	AAA	371,643
1,500	Maricopa County School District 6, Arizona, General Obligation Refunding Bonds, Washington Elementary School, Series 2002A, 5.375%, 7/01/15 - FSA Insured	No Opt. Call	AAA	1,729,020
675	Maricopa County School District 11, Peoria Unified, Arizona, General Obligation Refunding Bonds, Second Series 1992, 0.000%, 7/01/06 - MBIA Insured	No Opt. Call	AAA	652,354
	Maricopa County School District 40, Glendale, Arizona, General Obligation Refunding and Improvement Bonds, Series 1995:
500	6.200%, 7/01/09 - FSA Insured	7/05 at 101.00	AAA	523,820
750	6.250%, 7/01/10 - FSA Insured	7/05 at 101.00	AAA	786,038
500	Maricopa County Unified School District 41, Gilbert, Arizona, School Improvement Bonds, Series 1995D, 6.250%, 7/01/15 - FSA Insured	7/08 at 100.00	AAA	563,525
310	Maricopa County Unified School District 80, Chandler, Arizona, School Improvement and Refunding Bonds, Series 1994, 6.250%, 7/01/11 - FGIC Insured	No Opt. Call	AAA	367,083
1,275	Maricopa County Unified School District 98, Fountain Hills, Arizona, General Obligation Bonds, Series 1992, 0.000%, 7/01/06 - FGIC Insured	No Opt. Call	AAA	1,232,224
2,150	Maricopa County Union High School District 210, Phoenix, Arizona, General Obligation Bonds, Series 2004A, 5.000%, 7/01/19 - FSA Insured	7/14 at 100.00	AAA	2,316,926
1,000	Pima County Unified School District 1, Tucson, Arizona, School Improvement Bonds, Series 1992D, 7.500%, 7/01/10 - FGIC Insured	No Opt. Call	AAA	1,238,810
2,000	Tucson, Arizona, General Obligation Bonds, Series 2001B, 5.750%, 7/01/16	7/11 at 100.00	AA	2,376,160
	Tax Obligation/Limited - 22.5%
4,000	Arizona School Facilities Board, Certificates of Participation, Series 2004A, 5.750%, 7/01/17 - AMBAC Insured	7/14 at 100.00	AAA	4,650,840
2,000	Arizona State Transportation Board, Highway Revenue Bonds, Series 2001, 5.250%, 7/01/20	7/11 at 100.00	AAA	2,170,980
1,155	Arizona State Transportation Board, Highway Revenue Bonds, Series 2003A, 5.000%, 7/01/22	7/13 at 100.00	AAA	1,216,873
1,000	Arizona Tourism and Sports Authority, Tax Revenue Bonds, Multipurpose Stadium Facility Project, Series 2003A, 5.375%, 7/01/23 - MBIA Insured	7/13 at 100.00	Aaa	1,083,990
895	Bullhead City, Arizona, Special Assessment Bonds, East Branch Sewer Improvement District, Series 1993, 6.100%, 1/01/13	1/05 at 101.00	Baa2	910,197
80	Eloy Municipal Property Corporation, Arizona, Municipal Facilities Revenue Bonds, Series 1992, 7.000%, 7/01/11	1/05 at 100.00	BBB	80,194
385	Flagstaff, Arizona, Junior Lien Street and Highway User Revenue Bonds, Series 1992, 5.900%, 7/01/10 - FGIC Insured	No Opt. Call	AAA	446,088
1,295	Maricopa County Industrial Development Authority, Education Revenue Bonds, Arizona Charter Schools Project I, Series 2000A, 6.625%, 7/01/20	7/10 at 102.00	Ba1	1,286,077
1,500	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Horizon Community Learning Center Project, Series 2000, 6.350%, 6/01/26 - ACA Insured	6/07 at 102.00	A	1,570,275
1,115	Maricopa County Stadium District, Arizona, Revenue Refunding Bonds, Series 2002, 5.375%, 6/01/17 - AMBAC Insured	6/12 at 100.00	Aaa	1,243,671
	Peoria Improvement District, Arizona, Special Assessment District 8801 Bonds, North Valley Power Center, Series 1992:
425	7.300%, 1/01/12	1/05 at 101.00	BBB+	437,006
460	7.300%, 1/01/13	1/05 at 101.00	BBB+	473,230

35	Phoenix, Arizona, Junior Lien Street and Highway User Revenue Refunding Bonds, Series 1992, 6.250%, 7/01/11	1/05 at 100.00	A+		36,249
810	Scottsdale Preserve Authority, Arizona, Excise Tax Revenue Bonds, Series 2004, 5.000%, 7/01/16 - FGIC Insured	No Opt. Call	AAA		898,233
2,550	Tempe, Arizona, Excise Tax Revenue Refunding Bonds, Series 2003, 5.000%, 7/01/20	7/13 at 100.00	AA+		2,707,819
2,770	Tempe, Arizona, Excise Tax Revenue Bonds, Series 2004, 5.250%, 7/01/18 - AMBAC Insured	7/14 at 100.00	AAA		3,074,035
	Transportation - 0.5%
500	Phoenix, Arizona, Airport Revenue Bonds, Series 1994D, 6.400%, 7/01/12 (Alternative Minimum Tax) - MBIA Insured	1/05 at 102.00	AAA		511,840
	U.S. Guaranteed*** - 8.2%
235	Arizona Health Facilities Authority, Hospital System Revenue Refunding Bonds, Phoenix Baptist Hospital and Medical Center Inc. and Medical Environments Inc., Series 1992, 6.250%, 9/01/11 - MBIA Insured	9/04 at 100.00	AAA		253,213
200	Arizona Municipal Finance Program, Certificates of Participation, City of Goodyear Loan, Series 20, 7.700%, 8/01/10 - MBIA Insured	No Opt. Call	AAA		241,504
1,000	Maricopa County Hospital District 1, Arizona, General Obligation Bonds, Series 1996, 6.500%, 6/01/17 (Pre-refunded to 6/01/06)	6/06 at 101.00	A3	***	1,089,260
225	Maricopa County, Arizona, Hospital Revenue Bonds, St. Luke’s Hospital Medical Center, Series 1980, 8.750%, 2/01/10	No Opt. Call	AAA		263,975
2,775	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Refunding Bonds, Samaritan Health Services, Series 1990A, 7.000%, 12/01/16 - MBIA Insured	No Opt. Call	AAA		3,541,816
	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Wastewater System Revenue Bonds, Series 2000:
1,290	6.125%, 7/01/14 (Pre-refunded to 7/01/10) - FGIC Insured	7/10 at 101.00	AAA		1,522,252
1,000	6.250%, 7/01/17 (Pre-refunded to 7/01/10) - FGIC Insured	7/10 at 101.00	AAA		1,186,700
	Utilities - 4.5%
1,000	Arizona Power Authority, Special Obligation Power Resource Revenue Refunding Crossover Bonds, Hoover Project, Series 2001, 5.250%, 10/01/15	No Opt. Call	AA		1,132,550
5	Central Arizona Water Conservation District, Contract Revenue Bonds, Central Arizona Project, Series 1991B, 6.500%, 11/01/11	11/04 at 100.00	AA-		5,021
1,000	Coconino County, Arizona, Pollution Control Revenue Bonds, Nevada Power Company Project, Series 1996, 6.375%, 10/01/36 (Alternative Minimum Tax)	10/06 at 102.00	B-		957,020
1,000	Mesa, Arizona, Utility System Revenue Bonds, Series 2002, 5.000%, 7/01/20 - FGIC Insured	7/11 at 100.00	AAA		1,058,490
135	Pima County Industrial Development Authority, Arizona, Lease Obligation Revenue Refunding Bonds, Tucson Electric Power Company, Series 1988A, 7.250%, 7/15/10 - FSA Insured	1/05 at 101.50	AAA		142,331
500	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Refunding Bonds, Series 1993A, 5.750%, 1/01/10	No Opt. Call	AA		571,385
590	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Series 2002B, 5.000%, 1/01/22	1/13 at 100.00	AA		618,845
	Water and Sewer - 6.1%
1,035	Arizona Water Infrastructure Finance Authority, Water Quality Revenue Bonds, Series 2004A, 5.000%, 10/01/22	10/14 at 100.00	AAA		1,097,649
	Cottonwood, Arizona, Sewer Revenue Refunding Bonds, Series 1992:
100	7.000%, 7/01/06	1/05 at 100.00	BBB-		101,639
100	7.000%, 7/01/07	1/05 at 100.00	BBB-		101,653

660	Oro Valley Municipal Property Corporation, Arizona, Senior Lien Water Revenue Bonds, Series 2003, 5.000%, 7/01/23 - MBIA Insured	7/13 at 100.00	AAA	688,934
2,600	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Series 2002, 5.000%, 7/01/26 - FGIC Insured	7/12 at 100.00	AAA	2,668,458
1,415	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Series 2003, 4.500%, 7/01/22	7/14 at 100.00	AA	1,427,805

$ 92,295	Total Long-Term Investments (cost $93,160,146) - 98.3%			97,329,511

	Other Assets Less Liabilities - 1.7%			1,683,286

	Net Assets - 100%			$99,012,797

*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

**	Ratings: Using the higher of Standard & Poor’s or Moody’s rating.

***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

N/R	Investment is not rated.

#	Non-income producing security, in the case of a bond, generally denotes that issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At August 31, 2004, the cost of investments was $93,139,767.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2004, were as follows:

Gross unrealized:
Appreciation	$5,084,574
Depreciation	(894,830)

Net unrealized appreciation of investments	$4,189,744

Portfolio of Investments (Unaudited)

Nuveen Colorado Municipal Bond Fund

August 31, 2004

Principal Amount (000)	Description	Optional Call Provisions*	Ratings**	Market Value
	Education and Civic Organizations - 5.4%
$ 1,245	Adams State College, Alamosa, Colorado, Auxiliary Facilities Revenue Bonds, Series 2004A, 5.250%, 5/15/24 - MBIA Insured	5/14 at 100.00	AAA	$1,323,223
430	Boulder County, Colorado, Development Revenue Bonds, University Corporation for Atmospheric Research, Series 2003, 5.000%, 9/01/23 - AMBAC Insured	9/13 at 100.00	AAA	446,250
500	Colorado Educational and Cultural Facilities Authority, School Revenue Bonds, Ave Maria School, Series 2000, 6.125%, 12/01/25 - RAAI Insured	12/10 at 100.00	AA	564,455
	Healthcare - 10.1%
500	Aspen Valley Hospital District, Pitkin County, Colorado, Revenue Bonds, Series 2000, 6.800%, 10/15/24	4/10 at 100.00	N/R	532,395
500	Colorado Health Facilities Authority, Revenue Bonds, Steamboat Springs Healthcare Association Project, Series 1999, 5.700%, 9/15/23	9/09 at 101.00	N/R	506,730
500	Colorado Health Facilities Authority, Revenue Bonds, PorterCare Adventist Health System, Series 2001, 6.500%, 11/15/23	11/11 at 101.00	A	550,760
500	Colorado Health Facilities Authority, Revenue Bonds, Vail Valley Medical Center Project, Series 2001, 5.800%, 1/15/27	1/12 at 100.00	BBB	512,270
885	Colorado Springs, Colorado, Hospital Revenue Bonds, Memorial Hospital of Colorado Springs, Series 2000, 6.375%, 12/15/30	12/10 at 101.00	A-	949,198
750	Denver Health and Hospitals Authority, Colorado, Revenue Bonds, Series 2004A, 6.250%, 12/01/33	12/14 at 100.00	BBB	786,060
500	Montrose, Colorado, Enterprise Revenue Bonds, Montrose Memorial Hospital, Series 2003, 6.375%, 12/01/23	12/13 at 102.00	BBB-	527,905
	Housing/Multifamily - 6.5%
455	Colorado Housing and Finance Authority, Multifamily Housing Insured Mortgage Revenue Bonds, Series 1995A, 6.650%, 10/01/28 (Alternative Minimum Tax)	4/05 at 102.00	AA+	467,326
1,300	Englewood, Colorado, Multifamily Housing Revenue Refunding Bonds, Marks Apartments Project, Series 1996, 6.650%, 12/01/26	12/06 at 102.00	BBB+	1,312,961
1,000	Lakewood, Colorado, FHA-Insured Multifamily Housing Mortgage Revenue Bonds, Heights by Marston Lake Project, Series 1995, 6.650%, 10/01/25 (Alternative Minimum Tax)	10/05 at 102.00	AAA	1,034,550
	Housing/Single Family - 2.1%
305	Colorado Housing and Finance Authority, Single Family Program Senior Bonds, Series 1999C-3, 6.750%, 10/01/21	10/09 at 105.00	Aa2	312,710

335	Colorado Housing and Finance Authority, Single Family Program Senior Bonds, Series 2000A-2, 7.450%, 10/01/16 (Alternative Minimum Tax)	10/09 at 105.00	Aa2	336,903
225	Colorado Housing and Finance Authority, Single Family Program Senior Bonds, Series 2000C-3, 7.150%, 10/01/30	4/10 at 105.00	AA	227,905
35	Pueblo County, Colorado, GNMA/FNMA Mortgage-Backed Securities Program, Single Family Mortgage Revenue Refunding Bonds, Series 1994A, 7.050%, 11/01/27	11/04 at 102.00	AAA	35,127
	Long-Term Care - 3.6%
500	Colorado Health Facilities Authority, First Mortgage Revenue Refunding Bonds, Christian Living Campus - Johnson Center Nursing Facility Project, Series 1997A, 7.050%, 1/01/19	1/07 at 101.00	N/R	506,555
1,000	Colorado Health Facilities Authority, Revenue Bonds, Covenant Retirement Communities Inc., Series 2002A, 5.500%, 12/01/33 - RAAI Insured	12/12 at 100.00	AA	1,042,990
	Tax Obligation/General - 22.8%
2,000	Arapahoe County School District 6, Littleton, Colorado, General Obligation Bonds, Series 2002, 5.250%, 12/01/21 - FGIC Insured	12/12 at 100.00	AAA	2,154,400
500	Bowles Metropolitan District, Colorado, General Obligation Bonds, Series 2003, 5.500%, 12/01/28 - FSA Insured	12/13 at 100.00	AAA	540,520
2,150	Douglas County School District No. Re 1, Douglas and Elbert Counties, Colorado, General Obligation Bonds, Series 2004, 5.750%, 12/15/23 - FGIC Insured	12/14 at 100.00	Aaa	2,455,881
750	El Paso County School District 2, Harrison, Colorado, General Obligation Bonds, Series 2001, 5.125%, 12/01/21 - FGIC Insured	12/11 at 100.00	Aaa	799,297
1,085	El Paso County School District 20, Academy, Colorado, General Obligation Bonds, Series 2003, 5.500%, 12/15/23 - FGIC Insured	12/13 at 100.00	Aaa	1,192,925
500	El Paso County School District 38, Lewis Palmer, Colorado, General Obligation Refunding Bonds, Series 2001, 6.000%, 12/01/21	No Opt. Call	Aa3	599,135
1,000	El Paso County School District 49, Falcon, Colorado, General Obligation Bonds, Series 2001, 5.500%, 12/01/17 - FGIC Insured	12/11 at 100.00	AAA	1,127,710
1,000	Fremont County School District Re-1, Cannon City, Colorado, General Obligation Bonds, Series 2003, 5.000%, 12/01/24 - MBIA Insured	12/13 at 100.00	Aaa	1,040,110
	Tax Obligation/Limited - 16.6%
600	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Bromley East Charter School, Series 2000A, 7.250%, 9/15/30	9/11 at 100.00	Baa3	606,444
600	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Academy Charter School, Series 2000, 6.875%, 12/15/20	12/10 at 101.00	BBB	652,224
1,440	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Academy of Charter Schools Building Corporation, Series 2004, 5.250%, 5/01/17 - XLCA Insured	5/14 at 100.00	AAA	1,589,746
1,355	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, University of Northern Colorado Lab School, Series 2004, 5.250%, 6/01/24 - XLCA Insured	6/14 at 100.00	AAA	1,429,471
1,710	Denver Convention Center Hotel Authority, Colorado, Convention Center Hotel Senior Revenue Bonds, Series 2003A, 5.000%, 12/01/20 - XLCA Insured	12/13 at 100.00	AAA	1,801,109
1,000	Larimer County, Colorado, Sales and Use Tax Revenue Bonds, Fairgrounds and Events Center, Series 2002, 5.500%, 12/15/18 - MBIA Insured	12/12 at 100.00	AAA	1,128,570
	Transportation - 8.9%
3,500	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/14 -MBIA Insured	9/10 at 79.90	AAA	2,238,670

475	Eagle County Air Terminal Corporation, Colorado, Airport Terminal Revenue Bonds, Series 2001, 7.000%, 5/01/21 (Alternative Minimum Tax)	5/11 at 101.00	N/R		461,543
1,000	Northwest Parkway Public Highway Authority, Colorado, Revenue Bonds, Senior Series 2001A, 5.500%,6/15/15 - AMBAC Insured	6/11 at 102.00	AAA		1,129,760
	U.S. Guaranteed*** - 16.7%
4,000	Arapahoe County, Colorado, Single Family Mortgage Revenue Bonds, Series 1984A, 0.000%, 9/01/10	No Opt. Call	AAA		3,261,080
500	Colorado Department of Transportation, Revenue Anticipation Bonds, Series 2000, 6.000%, 6/15/15 (Pre-refunded to 6/15/10) - AMBAC Insured	6/10 at 100.50	AAA		583,275
865	Colorado Springs, Colorado, Hospital Revenue Bonds, Memorial Hospital of Colorado Springs, Series 2000, 6.375%, 12/15/30 (Pre-refunded to 12/15/10)	12/10 at 101.00	A-	***	1,030,578
900	Colorado Springs, Colorado, Utility System Revenue Bonds, Series 1978B, 6.600%, 11/15/18	No Opt. Call	AAA		1,137,591
1,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2000B, 6.500%, 7/01/27 (Pre-refunded to 7/01/10)	7/10 at 101.00	A	***	1,199,430
	Utilities - 2.6%
1,000	Platte River Power Authority, Colorado, Power Revenue Refunding Bonds, Series 2002EE, 5.375%, 6/01/17	6/12 at 100.00	AA-		1,115,400
	Water and Sewer - 2.5%
1,000	Broomfield, Colorado, Water Activity Enterprise, Water Revenue Bonds, Series 2002, 5.000%, 12/01/19 - MBIA Insured	12/12 at 100.00	Aaa		1,064,920

$ 41,395	Total Long-Term Investments (cost $39,377,246) - 97.8%				42,316,062

	Other Assets Less Liabilities - 2.2%				950,028

	Net Assets - 100%				$43,266,090

*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

**	Ratings: Using the higher of Standard & Poor’s or Moody’s rating.

***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

N/R	Investment is not rated.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At August 31, 2004, the cost of investments was $39,374,644.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2004, were as follows:

Gross unrealized:
Appreciation	$2,997,800
Depreciation	(56,382)

Net unrealized appreciation of investments	$2,941,418

Portfolio of Investments (Unaudited)

Nuveen Florida Municipal Bond Fund

August 31, 2004

Principal Amount (000)	Description	Optional Call Provisions*	Ratings**	Market Value
	Education and Civic Organizations - 1.8%
$ 1,785	FSU Financial Assistance Inc., Florida, Subordinate Lien General Revenue Bonds, Educational and Athletic Facilities Improvements, Series 2003A, 5.000%, 10/01/19 - AMBAC Insured	10/13 at 100.00	AAA	$1,912,038
3,675	Florida, Board of Education Lottery Revenue Bonds, Series 2002C, 4.750%, 1/01/21 - MBIA Insured	1/13 at 101.00	AAA	3,810,865
	Healthcare - 19.1%
3,550	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System Sunbelt Obligated Group, Series 2001A, 6.000%, 11/15/31	11/11 at 101.00	A	3,790,477
	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Tampa General Hospital, Series 2003B:
1,000	5.250%, 10/01/28	10/13 at 100.00	Baa1	987,430
2,580	5.250%, 10/01/34	10/13 at 100.00	Baa1	2,557,889
8,500	Jacksonville Economic Development Commission, Florida, Healthcare Facilities Revenue Bonds, Mayo Clinic, Series 2001A, 5.500%, 11/15/36	11/11 at 101.00	AA	8,851,560
1,750	Lakeland, Florida, Hospital System Revenue Refunding Bonds, Lakeland Regional Medical Center, Series 1996A, 5.250%, 11/15/25 - MBIA Insured	11/06 at 102.00	AAA	1,800,680
1,635	Leesburg, Florida, Hospital Revenue Refunding Bonds, Leesburg Regional Medical Center Project, Series 2003, 5.000%, 7/01/17	7/13 at 100.00	A	1,660,571
5,000	North Broward Hospital District, Florida, Revenue and Improvement Bonds, Series 2001, 6.000%,1/15/31	1/11 at 101.00	A-	5,249,800
3,250	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2002, 6.250%, 11/15/24	11/12 at 100.00	A	3,521,538
10,645	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 1995, 5.250%, 11/15/20 - AMBAC Insured	11/05 at 102.00	AAA	11,158,621
5,000	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Refunding Bonds, BRCH Corporation Obligated Group, Series 2001, 5.625%, 12/01/31	12/11 at 101.00	A	5,138,950
	Pinellas County Health Facilities Authority, Florida, Revenue Bonds, Baycare Health System, Series 2003:
7,000	5.750%, 11/15/27	5/13 at 100.00	A1	7,373,870
3,000	5.500%, 11/15/33	5/13 at 100.00	A1	3,086,460
5,000	South Broward Hospital District, Florida, Hospital Revenue Bonds, Series 2002, 5.625%, 5/01/32	5/12 at 101.00	Aa3	5,258,550
2,040	Tallahassee, Florida, Health Facilities Revenue Bonds, Tallahassee Memorial Healthcare Inc., Series 2000, 6.375%, 12/01/30	12/10 at 100.00	Baa2	2,064,970

	Housing/Multifamily - 15.6%
600	Broward County Housing Finance Authority, Florida, Multifamily Housing Revenue Refunding Bonds, Lakeside Apartments Project, Series 1995, 7.000%, 2/01/25	2/05 at 102.00	AAA	616,584
250	Broward County Housing Finance Authority, Florida, Multifamily Housing Revenue Refunding Bonds, Boardwalk Apartments Project, Series 1996, 6.200%, 8/01/16	8/06 at 102.00	AAA	263,390
10,935	Broward County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Pier Club Apartments Project, Series 1999, 7.000%, 7/01/34	7/09 at 102.00	N/R	11,645,775
2,700	Duval County Housing Finance Authority, Florida, Multifamily Housing Revenue Refunding Bonds, Greentree Place Project, Series 1995, 6.750%, 4/01/25 (Mandatory put 4/01/15)	4/05 at 102.00	BBB	2,775,114
125	Florida Housing Finance Agency, General Mortgage Revenue Refunding Bonds, Series 1992A, 6.400%, 6/01/24	12/04 at 101.00	AAA	126,409
	Florida Housing Finance Agency, Housing Revenue Bonds, Antigua Club Apartments Project, Series 1995-A1:
1,000	6.750%, 8/01/14 (Alternative Minimum Tax) - AMBAC Insured	2/05 at 102.00	AAA	1,027,820
5,000	6.875%, 8/01/26 (Alternative Minimum Tax) - AMBAC Insured	2/05 at 102.00	AAA	5,130,250
1,115	Florida Housing Finance Agency, Housing Revenue Bonds, Brittany of Rosemont Apartment Project, Series 1995-C1, 6.875%, 8/01/26 (Alternative Minimum Tax) - AMBAC Insured	2/05 at 102.00	AAA	1,144,046
	Florida Housing Finance Agency, Housing Revenue Bonds, Vineyards Project, Series 1995H:
1,260	6.400%, 11/01/15	11/05 at 102.00	BBB	1,296,666
1,660	6.500%, 11/01/25	11/05 at 102.00	BBB	1,703,359
3,500	Florida Housing Finance Agency, Housing Revenue Bonds, Villas of Capri Project, Series 1996H, 6.100%, 4/01/17 (Alternative Minimum Tax)	10/06 at 102.00	AAA	3,667,475
1,000	Florida Housing Finance Agency, Housing Revenue Bonds, Leigh Meadows Apartments Project, Series 1996N, 6.300%, 9/01/36 (Alternative Minimum Tax) - AMBAC Insured	9/06 at 102.00	AAA	1,037,740
1,000	Florida Housing Finance Agency, Housing Revenue Bonds, Stoddert Arms Apartments Project, Series 1996O, 6.300%, 9/01/36 (Alternative Minimum Tax) - AMBAC Insured	9/06 at 102.00	AAA	1,037,740
1,390	Florida Housing Finance Agency, GNMA Collateralized Multifamily Housing Revenue Bonds, Driftwood Terrace Apartments Project, Series 1989I, 7.650%, 12/20/31 (Alternative Minimum Tax)	12/04 at 100.00	AAA	1,392,294
10,000	Florida Housing Finance Agency, Housing Revenue Bonds, Whistlers Cove Apartment Project, Series 1998-T1, 6.500%, 1/01/39 (Alternative Minimum Tax)	7/08 at 102.00	N/R	8,437,000
9,970	Florida Housing Finance Corporation, Revenue Bonds, Pembroke Apartments, Series 2001B, 7.750%, 2/01/41	2/16 at 100.00	N/R	8,653,960
745	Palm Beach County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Affordable Housing Guarantee Program, Windsor Park Apartments, Series 1998A, 5.900%, 6/01/38 (Alternative Minimum Tax)	6/08 at 102.00	N/R	754,722
	Housing/Single Family - 1.1%
510	Clay County Housing Finance Authority, Florida, Multicounty Single Family Mortgage Revenue Bonds, Series 1995, 6.550%, 3/01/28 (Alternative Minimum Tax)	3/05 at 102.00	Aaa	522,026
660	Dade County Housing Finance Authority, Florida, Single Family Mortgage Revenue Bonds, Series 1995, 6.700%, 4/01/28 (Alternative Minimum Tax)	4/05 at 102.00	AAA	678,315
155	Duval County Housing Finance Authority, Florida, GNMA Mortgage-Backed Securities Program, Single Family Mortgage Revenue Bonds, Series 1994, 6.550%, 10/01/15 (Alternative Minimum Tax)	10/04 at 102.00	Aaa	158,303
50	Florida Housing Finance Agency, Single Family Mortgage Revenue Refunding Bonds, Series 1994A, 6.250%, 7/01/11	1/05 at 102.00	AAA	51,085
	Florida Housing Finance Agency, Single Family Mortgage Revenue Refunding Bonds, Series 1995A:
10	6.550%, 7/01/14 (Alternative Minimum Tax)	1/05 at 102.00	AAA	10,008
10	6.650%, 1/01/24 (Alternative Minimum Tax)	1/05 at 102.00	AAA	10,250

305	Leon County Housing Finance Authority, Florida, Single Family Mortgage Revenue Bonds, Multicounty Program, Series 1995B, 7.300%, 1/01/28 (Alternative Minimum Tax)	No Opt. Call	AAA	309,349
125	Manatee County Housing Finance Authority, Florida, Single Family Mortgage Revenue Bonds, Series 1994, Subseries 3, 7.600%, 11/01/26 (Alternative Minimum Tax)	11/05 at 102.00	Aaa	129,360
3,125	Orange County Housing Finance Authority, Florida, Homeowner Revenue Bonds, Series 1999A-2, 0.000%, 3/01/31	9/08 at 27.73	Aaa	680,000
925	Orange County Housing Finance Authority, Florida, Homeowner Revenue Bonds, Series 2002A, 5.550%, 9/01/33 (Alternative Minimum Tax)	3/11 at 101.00	Aaa	955,386
	Long-Term Care - 6.9%
10,000	Atlantic Beach, Florida, Health Care Facilities Revenue Refunding Bonds, Fleet Landing Project, Series 1999, 6.000%, 10/01/29 - ACA Insured	10/09 at 101.00	A	10,339,400
8,000	Palm Beach County Health Facilities Authority, Florida, Retirement Community Revenue Bonds, Adult Communities Total Services Inc. Obligated Group, Series 1996, 5.625%, 11/15/20	11/06 at 102.00	BBB+	8,186,240
	St. John’s County Industrial Development Authority, Florida, First Mortgage Revenue Bonds, Presbyterian Retirement Communities, Series 2004A:
1,130	5.850%, 8/01/24	8/14 at 101.00	N/R	1,173,641
1,565	5.625%, 8/01/34	8/14 at 101.00	N/R	1,568,584
	Sarasota County Health Facility Authority, Florida, Health Facilities Revenue Bonds, Sunnyside Properties, Series 1995:
170	5.500%, 5/15/05	No Opt. Call	N/R	171,873
1,000	6.000%, 5/15/10	5/06 at 102.00	N/R	1,002,720
	Materials - 5.1%
4,350	Escambia County, Florida, Pollution Control Revenue Bonds, Champion International Corporation Project, Series 1996, 6.400%, 9/01/30 (Alternative Minimum Tax)	9/06 at 102.00	Baa2	4,516,779
10,000	Hillsborough County Industrial Development Authority, Florida, Exempt Facilities Revenue Bonds, National Gypsum Company Apollo Beach Project, Series 2000B, 7.125%, 4/01/30 (Alternative Minimum Tax)	4/10 at 101.00	N/R	10,595,800
1,500	Nassau County, Florida, Pollution Control Revenue Refunding Bonds, ITT Rayonier Inc., Series 1993, 6.200%, 7/01/15	1/05 at 101.00	BBB-	1,499,850
	Tax Obligation/General - 7.3%
3,745	Broward County, Florida, General Obligation Bonds, Series 2004, 5.000%, 1/01/21	1/14 at 100.00	AA+	3,978,613
5,465	Florida Department of Transportation, Full Faith and Credit Right-of-Way Acquisition and Bridge Construction Bonds, Series 2002, 5.250%, 7/01/20	7/12 at 101.00	AA+	5,946,794
2,165	Florida State Board of Education, Full Faith and Credit Public Education Capital Outlay Bonds, Series 1985, 9.125%, 6/01/14	No Opt. Call	AA+	2,942,863
6,640	Florida State Board of Education, Full Faith and Credit Public Education Capital Outlay Bonds, Series 2002B, 5.000%, 6/01/21 - MBIA Insured	6/12 at 101.00	AAA	7,032,690
	Palm Beach County, Florida, General Obligation Bonds, Recreational and Cultural Facilities Program, Series 1999A:
1,560	5.750%, 8/01/18	8/09 at 100.00	AAA	1,758,136
1,970	5.750%, 8/01/19	8/09 at 100.00	AAA	2,209,749
	Tax Obligation/Limited - 15.9%
	Miami-Dade County, Florida, Beacon Tradeport Community Development District, Special Assessment Bonds, Commercial Project, Series 2002A:
1,975	5.500%, 5/01/22 - RAAI Insured	5/12 at 102.00	AA	2,123,500
850	5.625%, 5/01/32 - RAAI Insured	5/12 at 102.00	AA	903,465
	Broward County School Board, Florida, Certificates of Participation, Series 2004C:
3,410	5.250%, 7/01/17 - FSA Insured	7/14 at 100.00	AAA	3,793,114

3,330	5.250%, 7/01/19 - FSA Insured	7/14 at 100.00	AAA	3,661,235
5,000	Hernando County, Florida, Criminal Justice Complex Financing Program, Series 1986, 7.650%, 7/01/16 - FGIC Insured	No Opt. Call	AAA	6,766,750
1,000	Hillsborough County School Board, Florida, Certificates of Participation, Series 2004B, 5.000%, 7/01/17 - MBIA Insured	7/14 at 100.00	AAA	1,092,070
3,000	Hillsborough County School District, Florida, Sales Tax Revenue Bonds, Series 2002, 5.375%, 10/01/20 - AMBAC Insured	10/11 at 100.00	AAA	3,294,630
3,000	Jacksonville, Florida, Excise Taxes Revenue Refunding Bonds, Series 2003C, 5.250%, 10/01/17 (Alternative Minimum Tax) - MBIA Insured	10/13 at 100.00	AAA	3,293,940
4,120	Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Series 2003, 5.250%, 10/01/20 - MBIA Insured	10/13 at 100.00	AAA	4,497,392
	Lake County School District, Florida, Sales Tax Revenue Bonds, Series 2004:
975	5.000%, 10/01/15 - AMBAC Insured	10/14 at 100.00	AAA	1,081,265
1,710	5.000%, 10/01/16 - AMBAC Insured	10/14 at 100.00	AAA	1,882,761
1,860	5.000%, 10/01/17 - AMBAC Insured	10/14 at 100.00	AAA	2,034,859
1,000	Miami Beach Redevelopment Agency, Florida, Tax Increment Revenue Bonds, City Center/Historic Convention Village, Series 1993, 5.875%, 12/01/22 (Alternative Minimum Tax)	12/04 at 102.00	A-	1,022,010
3,760	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, BAC Funding Corporation, Series 2000A, 5.375%, 10/01/30 - AMBAC Insured	10/10 at 102.00	AAA	3,984,660
1,750	Northern Palm Beach County Improvement District, Florida, Revenue Bonds, Water Control and Improvement Development Unit 9B, Series 1999, 6.000%, 8/01/29	8/09 at 101.00	N/R	1,780,783
5,550	Okaloosa County, Florida, Fourth Cent Tourist Development Tax Revenue Bonds, Series 2000, 5.625%, 10/01/30 - AMBAC Insured	10/10 at 101.00	AAA	6,245,471
4,000	Orange County, Florida, Sales Tax Revenue Bonds, Series 2002A, 5.125%, 1/01/23 - FGIC Insured	1/13 at 100.00	AAA	4,221,680
	Transportation - 11.7%
6,000	Broward County, Florida, Airport System Revenue Bonds, Series 2001J-1, 5.250%, 10/01/26 (Alternative Minimum Tax) - AMBAC Insured	10/11 at 101.00	AAA	6,156,660
4,000	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Bonds, Series 2002B, 5.125%, 10/01/21 (Alternative Minimum Tax) - FSA Insured	10/12 at 100.00	AAA	4,149,840
1,000	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Series 1996B, 5.875%, 10/01/23 - FGIC Insured	10/06 at 102.00	AAA	1,088,570
3,370	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Series 2003B, 5.250%, 10/01/18 (Alternative Minimum Tax) - MBIA Insured	10/13 at 100.00	AAA	3,601,991
10,065	Lee County, Florida, Airport Revenue Bonds, Series 2000A, 5.750%, 10/01/22 (Alternative Minimum Tax) - FSA Insured	10/10 at 101.00	AAA	11,097,367
4,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002, 5.750%, 10/01/20 (Alternative Minimum Tax) - FGIC Insured	10/12 at 100.00	AAA	4,467,840
7,165	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series 2004B, 5.000%, 7/01/21 - FGIC Insured	7/14 at 100.00	AAA	7,631,370
	U.S. Guaranteed*** - 6.6%
2,220	Dade County Health Facilities Authority, Florida, Hospital Revenue Bonds, Baptist Hospital of Miami Project, Series 1991A, 5.750%, 5/01/21 - MBIA Insured	No Opt. Call	AAA	2,558,950
2,000	Florida Housing Finance Agency, Multifamily Housing Revenue Refunding Bonds, Players Club Apartment Project, Series 1991C, 6.200%, 8/01/16 (Pre-refunded to 8/01/06)	8/06 at 102.00	AAA	2,205,080

	Florida, Full Faith and Credit General Obligation Bonds, Broward County Expressway Authority, Series 1984:
4,000	9.875%, 7/01/09	No Opt. Call	AAA		4,950,240
1,000	10.000%, 7/01/14	No Opt. Call	AAA		1,436,720
335	Florida State Board of Education, Full Faith and Credit Public Education Capital Outlay Bonds, Series 1985, 9.125%, 6/01/14	12/04 at 100.00	AAA		454,220
3,500	Lakeland, Florida, Energy System Revenue Bonds, Series 2000B, 5.500%, 10/01/40 (Pre-refunded to 10/01/10) - MBIA Insured	10/10 at 100.00	AAA		3,996,720
145	Orange County, Florida, Sales Tax Revenue Bonds, Series 1989, 6.125%, 1/01/19 - FGIC Insured	1/05 at 100.00	AAA		175,240
1,000	Orlando Utilities Commission, Florida, Subordinate Lien Water and Electric Revenue Bonds, Series 1989D, 6.750%, 10/01/17	No Opt. Call	Aa1	***	1,262,040
4,000	Palm Beach County, Florida, Industrial Development Revenue Bonds, Lourdes-Noreen McKeen Residence for Geriatric Care Inc., Series 1996, 6.625%, 12/01/26 (Pre-refunded to 12/01/06)	12/06 at 102.00	A	***	4,487,560
	Utilities - 7.5%
4,350	Hillsborough County Industrial Development Authority, Florida, Pollution Control Revenue Bonds, Tampa Electric Company Project, Series 2002, 5.100%, 10/01/13	10/12 at 100.00	Baa2		4,465,710
10,020	JEA St. John’s River Power Park System, Florida, Revenue Refunding Bonds, Series 2002-17 Issue 2, 5.000%, 10/01/18	10/11 at 100.00	Aa2		10,648,354
1,670	Leesburg, Florida, Electric System Revenue Bonds, Series 2004, 5.000%, 10/01/22 - FGIC Insured	10/14 at 100.00	AAA		1,769,682
2,305	Leesburg, Florida, Utilities Revenue Bonds, Series 2004, 5.000%, 10/01/22 - FGIC Insured	10/14 at 100.00	AAA		2,442,585
8,000	Palm Beach County Solid Waste Authority, Florida, Revenue Bonds, Series 2002B, 0.000%, 10/01/15 - AMBAC Insured	No Opt. Call	AAA		4,995,040
	Water and Sewer - 1.5%
705	Callaway/Bay County, Florida, Wastewater System Revenue Bonds, Series 1996A, 6.000%, 9/01/26 - FGIC Insured	9/06 at 102.00	AAA		766,885
	Manatee County, Florida, Public Utilities Revenue Refunding and Improvement Bonds, Series 1991C:
1,850	0.000%, 10/01/08 - MBIA Insured	No Opt. Call	AAA		1,658,433
2,800	0.000%, 10/01/09 - MBIA Insured	No Opt. Call	AAA		2,396,462

$ 314,585	Total Long-Term Investments (cost $309,908,971) - 100.1%				325,905,571

	Other Assets Less Liabilities - (0.1)%				(410,750)

	Net Assets - 100%				$325,494,821

*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

**	Ratings: Using the higher of Standard & Poor’s or Moody’s rating.

***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

N/R	Investment is not rated.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At August 31, 2004, the cost of investments was $309,858,654.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2004, were as follows:

Gross unrealized:
Appreciation	$19,023,420
Depreciation	(2,976,503)

Net unrealized appreciation of investments	$16,046,917

Portfolio of Investments (Unaudited)

Nuveen Maryland Municipal Bond Fund

August 31, 2004

Principal Amount (000)	Description	Optional Call Provisions*	Ratings**	Market Value
	Consumer Staples - 1.3%
$1,625	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	5/12 at 100.00	BBB	$1,473,241
	Education and Civic Organizations - 13.5%
645	Hartford County, Maryland, Economic Development Revenue Bonds, Battelle Memorial Institute, Series 2004, 5.250%, 4/01/34	4/14 at 100.00	A+	661,177
	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Collegiate Housing Foundation - College Park, Series 1999A:
1,250	5.750%, 6/01/19	6/09 at 102.00	Baa2	1,274,000
250	5.750%, 6/01/24	6/09 at 102.00	Baa2	252,688
600	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Sheppard Pratt University Village, Series 2001, 5.875%, 7/01/21 - ACA Insured	7/11 at 101.00	A	637,530
	Maryland Economic Development Corporation, Utility Infrastructure Revenue Bonds, University of Maryland - College Park Project, Series 2001:
1,000	5.375%, 7/01/15 - AMBAC Insured	7/11 at 100.00	AAA	1,116,890
740	5.375%, 7/01/16 - AMBAC Insured	7/11 at 100.00	AAA	824,116
500	Maryland Health and Higher Educational Facilities Authority, Educational Facilities Leasehold Mortgage Revenue Bonds, McLean School, Series 2001, 6.000%, 7/01/31	7/08 at 102.00	BBB-	510,415
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Bullis School, Series 2000:
250	5.250%, 7/01/25 - FSA Insured	1/11 at 101.00	AAA	264,868
500	5.250%, 7/01/30 - FSA Insured	1/11 at 101.00	AAA	524,350
	Maryland Health and Higher Educational Facilities Authority, Mortgage Revenue Bonds, Green Acres School, Series 1998:
665	5.300%, 7/01/18	7/06 at 102.00	BBB-	679,504
1,000	5.300%, 7/01/28	7/06 at 102.00	BBB-	996,300
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Refunding Bonds, Johns Hopkins University, Series 1998, 5.125%, 7/01/20	7/08 at 102.00	AA	1,073,260
625	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute College of Art, Series 2001, 5.500%, 6/01/32	6/11 at 100.00	Baa1	642,125
625	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Goucher College, Series 2004, 5.125%, 7/01/34	7/14 at 100.00	A-	630,438
1,500	Morgan State University, Maryland, Student Tuition and Fee Revenue Refunding Bonds, Academic Fees and Auxiliary Facilities, Series 1993, 6.100%, 7/01/20 - MBIA Insured	No Opt. Call	AAA	1,835,130
550	Morgan State University, Maryland, Student Tuition and Fee Revenue Bonds, Academic Fees and Auxiliary Facilities, Series 2003A, 5.000%, 7/01/20 - FGIC Insured	7/13 at 100.00	AAA	590,772

	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2003A:
1,000	5.000%, 4/01/15	4/13 at 100.00	AA	1,096,750
500	5.000%, 4/01/19	4/13 at 100.00	AA	535,445
750	University of Puerto Rico, University System Revenue Bonds, Series 2000O, 5.750%, 6/01/19 - MBIA Insured	6/10 at 100.00	AAA	854,115
	Healthcare - 16.2%
2,165	Gaithersburg, Maryland, Nursing Home Revenue Refunding Bonds, Shady Grove Adventist Nursing and Rehabilitation Center Project, Series 1992, 6.500%, 9/01/12 - FSA Insured	No Opt. Call	AAA	2,626,253
625	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue, Series 1991B, 7.000%, 7/01/22 - FGIC Insured	No Opt. Call	AAA	817,431
2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Kaiser Permanente System, Series 1998A, 5.375%, 7/01/15	6/09 at 101.00	A	2,127,640
750	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System, Series 2000, 6.750%, 7/01/30	7/10 at 101.00	A3	846,397
750	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Greater Baltimore Medical Center, Series 2001, 5.000%, 7/01/34	7/11 at 100.00	A+	752,055
500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System, Series 2002, 6.000%, 7/01/22	7/12 at 100.00	A	545,740
1,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll County General Hospital, Series 2002, 5.800%, 7/01/32	7/12 at 100.00	Baa1	1,547,355
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Frederick Memorial Hospital, Series 2002, 5.125%, 7/01/35	7/12 at 100.00	A3	1,010,270
800	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Union Hospital of Cecil County, Series 2002, 5.625%, 7/01/32	7/12 at 100.00	A3	830,184
1,785	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Kennedy Krieger Institute, Series 2003, 5.500%, 7/01/33	7/13 at 100.00	Baa2	1,792,908
500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System, Series 2004B, 5.000%, 7/01/24 - AMBAC Insured	7/13 at 100.00	AAA	518,210
500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Medstar Health, Series 2004, 5.375%, 8/15/24	8/14 at 100.00	BBB	504,205
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health System, Series 2004A:
165	4.750%, 7/01/28	7/14 at 100.00	A	158,948
525	5.125%, 7/01/34	7/14 at 100.00	A	529,568
775	Maryland Health and Higher Education Facilities Authority, Revenue Bonds, Calvert Memorial Hospital, Series 2004, 5.500%, 7/01/36	7/14 at 100.00	A2	790,213
2,000	Prince George’s County, Maryland, Revenue Refunding and Project Bonds, Dimensions Health Corporation, Series 1994, 5.375%, 7/01/14	1/05 at 102.00	B3	1,602,500
1,000	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Hospital Revenue Bonds, Auxilio Mutuo Hospital, Series 1995A, 6.250%, 7/01/16 - MBIA Insured	1/05 at 102.00	AAA	1,034,930
	Housing/Multifamily - 7.0%
750	Baltimore County, Maryland, GNMA Collateralized Revenue Refunding Bonds, Cross Creek Apartments Project, Series 1998A, 5.250%, 10/20/33	10/08 at 102.00	AAA	763,717
500	Maryland Community Development Administration, Housing Revenue Bonds, Series 1999A, 5.350%, 7/01/41 (Alternative Minimum Tax)	1/09 at 101.00	Aa2	508,630

1,000	Maryland Community Development Administration, Housing Revenue Bonds, Series 1999B, 6.250%, 7/01/32 (Alternative Minimum Tax)	1/10 at 100.00	Aa2	1,053,740
1,000	Maryland Community Development Administration, Multifamily Development Revenue Bonds, Auburn Manor, Series 1998A, 5.300%, 10/01/28 (Alternative Minimum Tax)	10/08 at 101.50	Aaa	1,019,150
1,000	Montgomery County Housing Opportunities Commission, Maryland, GNMA/FHA-Insured Multifamily Housing Revenue Bonds, Series 1995A, 6.000%, 7/01/20	7/05 at 102.00	Aa2	1,032,420
1,420	Montgomery County Housing Opportunities Commission, Maryland, FNMA/FHA-Insured Multifamily Housing Development Bonds, Series 1998A, 5.250%, 7/01/29 (Alternative Minimum Tax)	7/08 at 101.00	Aaa	1,445,219
860	Prince George’s County Housing Authority, Maryland, GNMA Collateralized Mortgage Revenue Refunding Bonds, Foxglenn Apartments, Series 1998A, 5.450%, 11/20/14 (Alternative Minimum Tax)	11/04 at 100.00	AAA	860,860
1,000	Prince George’s County Housing Authority, Maryland, GNMA Collateralized Mortgage Revenue Bonds, University Landing Apartments, Series 1999, 6.100%, 3/20/41 (Alternative Minimum Tax)	9/09 at 102.00	AAA	1,057,730
	Housing/Single Family - 2.2%
840	Maryland Community Development Administration, Residential Revenue Bonds, Series 2000H, 5.800%, 9/01/32 (Alternative Minimum Tax)	9/10 at 100.00	Aa2	864,427
1,520	Prince George’s County Housing Authority, Maryland, FHLMC/FNMA/GNMA Collateralized Single Family Mortgage Revenue Bonds, Series 1997A, 5.750%, 8/01/26 (Alternative Minimum Tax)	8/07 at 102.00	AAA	1,576,103
20	Prince George’s County Housing Authority, Maryland, FHLMC/FNMA/GNMA Collateralized Single Family Mortgage Revenue Bonds, Series 2000A, 6.150%, 8/01/19 (Alternative Minimum Tax)	8/10 at 100.00	AAA	21,168
	Industrials - 0.5%
500	Northeast Maryland Waste Disposal Authority, Resource Recovery Revenue Bonds, Baltimore RESCO Retrofit Project, Series 1998, 4.750%, 1/01/12 (Alternative Minimum Tax)	1/09 at 101.00	BBB	507,735
	Long-Term Care - 2.4%
	Carroll County, Maryland, Revenue Refunding Bonds, EMA Obligated Group, Series 1999A:
500	5.500%, 1/01/19 - RAAI Insured	1/09 at 101.00	AA	539,865
500	5.625%, 1/01/25 - RAAI Insured	1/09 at 101.00	AA	532,145
1,610	Maryland Economic Development Corporation, Health and Mental Hygiene Providers Revenue Bonds, Series 1996A, 7.625%, 4/01/21	4/11 at 102.00	N/R	1,622,413
	Materials - 1.4%
1,500	Baltimore, Maryland, Port Facilities Revenue Bonds, Consolidation Coal Sales Company Project, Series 1984B, 6.500%, 10/01/11	10/04 at 101.00	AA-	1,569,000
	Tax Obligation/General - 18.0%
3,000	Anne Arundel County, Maryland, General Obligation Bonds, Series 2003, 5.000%, 3/01/13	No Opt. Call	AA+	3,354,570
1,000	Baltimore County, Maryland, Metropolitan District General Obligation Bonds, 67th Issue, 5.000%, 6/01/25	6/11 at 101.00	AAA	1,042,400
	Frederick County, Maryland, General Obligation Public Facilities Bonds, Series 2002:
1,250	5.000%, 11/01/20	11/12 at 101.00	AA	1,341,263
1,250	5.000%, 11/01/21	11/12 at 101.00	AA	1,333,175
500	Frederick County, Maryland, Special Obligation Bonds, Villages of Lake Linganore Community Development Authority, Series 2001A, 5.600%, 7/01/20 - RAAI Insured	7/10 at 102.00	AA	552,170
1,525	Howard County, Maryland, Consolidated Public Improvement Bonds, Series 2004B, 5.000%, 8/15/18	2/14 at 100.00	AAA	1,663,500
3,000	Maryland, State and Local Facilities, RITES PA-816-R, Series 2001, 12.915%, 3/01/15 (IF)	No Opt. Call	Aaa	4,514,250

1,000	Montgomery County, Maryland, General Obligation Refunding Bonds, Consolidated Public Improvement, Series 2001, 5.250%, 10/01/13	10/11 at 101.00	AAA	1,134,110
1,330	Montgomery County, Maryland, General Obligation Refunding Bonds, Consolidated Public Improvement, Series 2002A, 5.250%, 11/01/11	No Opt. Call	AAA	1,516,200
300	Northern Mariana Islands, General Obligation Bonds, Series 2000A, 6.000%, 6/01/20 - ACA Insured	6/10 at 100.00	A	318,882
	Prince George’s County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2003A:
1,000	5.000%, 10/01/17	10/13 at 100.00	AA	1,091,020
2,000	5.000%, 10/01/18	10/13 at 100.00	AA	2,169,240
	Tax Obligation/Limited - 20.9%
610	Anne Arundel County, Maryland, Tax Increment Financing Revenue Bonds, Parole Town Center Project, Series 2002, 5.000%, 7/01/12	No Opt. Call	N/R	614,874
1,075	Baltimore, Maryland, Certificates of Participation, Emergency Telecommunications Facilities, Series 1997A, 5.000%, 10/01/17 - AMBAC Insured	10/07 at 102.00	AAA	1,163,935
1,500	Baltimore, Maryland, Convention Center Revenue Refunding Bonds, Series 1998, 5.000%, 9/01/19 - MBIA Insured	9/08 at 102.00	AAA	1,604,640
1,000	Baltimore Board of School Commissioners, Maryland, City Public School System Revenue Bonds, Series 2003A, 5.000%, 5/01/17	5/13 at 100.00	AA+	1,085,930
450	Hyattsville, Maryland, Special Obligation Bonds, University Town Center Project, Series 2004, 5.750%, 7/01/34	7/14 at 102.00	N/R	452,840
1,110	Maryland Community Development Administration, Infrastructure Financing Bonds, Series 2000A, 5.875%, 6/01/30 - MBIA Insured	6/10 at 101.00	Aaa	1,240,547
1,750	Maryland Department of Transportation, County Transportation Revenue Bonds, Series 2002, 5.500%, 2/01/16	No Opt. Call	AA	2,038,435
1,000	Department of Transportation of Maryland, Consolidated Transportation Revenue Bonds, Series 2004, 5.000%, 5/01/13	No Opt. Call	AA	1,119,030
935	Maryland Economic Development Corporation, Lease Revenue Bonds, Department of Transportation Headquarters Building, Series 2002, 5.375%, 6/01/19	6/12 at 100.50	AA+	1,028,902
650	Maryland Economic Development Corporation, Lease Revenue Bonds, Montgomery County Town Square Parking Garage, Series 2002A, 5.000%, 9/15/16	9/12 at 100.00	AA+	709,937
835	Maryland Department of Transportation, Certificates of Participation, Mass Transit Administration Project, Series 2000, 5.500%, 10/15/18 (Alternative Minimum Tax)	10/10 at 101.00	AA+	896,456
1,760	Maryland Stadium Authority, Lease Revenue Bonds, Convention Center Expansion, Series 1994, 5.875%, 12/15/12 - AMBAC Insured	12/04 at 102.00	AAA	1,817,253
1,540	Maryland Stadium Authority, Lease Revenue Bonds, Montgomery County Conference Center Facilities, Series 2003, 5.000%, 6/15/22	6/13 at 100.00	AA+	1,615,229
1,470	Montgomery County, Maryland, Lease Revenue Bonds, Metrorail Garage, Series 2002, 5.000%, 6/01/21	6/12 at 100.00	AA	1,543,544
500	Montgomery County, Maryland, Special Obligation Bonds, West Germantown Development District, Senior Series 2002A, 5.375%, 7/01/20 - RAAI Insured	7/12 at 101.00	AA	535,500
500	New Baltimore City Board of School Commissioners, Maryland, School System Revenue Bonds, Series 2000, 5.125%, 11/01/15	11/10 at 100.00	AA+	553,340
1,000	Industrial Development Authority of Prince George’s County, Maryland, Lease Revenue Bonds, Upper Marlboro Justice Center Project, Series 2003A, 5.000%, 6/30/14 - MBIA Insured	6/13 at 100.00	AAA	1,106,680
700	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2003AA, 5.500%, 7/01/19 - MBIA Insured	No Opt. Call	AAA	820,449

1,000	Puerto Rico Municipal Finance Agency, Series 2002A, 5.250%, 8/01/21 - FSA Insured	8/12 at 100.00	AAA	1,092,010
1,500	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Notes, Series 1999A, 6.500%, 10/01/24	10/10 at 101.00	BBB	1,711,575
400	Washington Suburban Sanitary District, Montgomery and Prince George’s Counties, Maryland, Water Supply Bonds, Series 1998, 5.000%, 6/01/15	6/08 at 102.00	AAA	436,852
	Transportation - 1.3%
500	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series 1996A, 6.250%, 6/01/26 (Alternative Minimum Tax)	6/06 at 102.00	CCC	309,605
1,000	District of Columbia Metropolitan Area Transit Authority, Gross Revenue Bonds, Series 2003, 5.000%, 1/01/12 - MBIA Insured	No Opt. Call	AAA	1,117,130
	U.S. Guaranteed*** - 11.1%
1,500	Anne Arundel County, Maryland, Special Obligation Bonds, Arundel Mills Project, Series 1999, 7.100%, 7/01/29 (Pre-refunded to 7/01/09)	7/09 at 102.00	AAA	1,817,970
1,250	Baltimore County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2002, 5.000%, 8/01/18 (Pre-refunded to 8/01/12)	8/12 at 100.00	AAA	1,397,700
750	Baltimore, Maryland, Revenue Refunding Bonds, Water Projects, Series 1998A, 5.000%, 7/01/28 - FGIC Insured	7/08 at 101.00	AAA	792,548
250	Baltimore, Maryland, Project and Revenue Refunding Bonds, Water Projects, Series 2000A, 6.000%, 7/01/19 (Pre-refunded to 7/01/10) - FSA Insured	7/10 at 100.00	AAA	291,232
	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000:
880	5.750%, 7/01/20 (Pre-refunded to 7/01/10)	7/10 at 100.00	AAA	961,567
250	6.000%, 7/01/26 (Pre-refunded to 7/01/10)	7/10 at 100.00	AAA	291,088
1,000	Howard County, Maryland, Consolidated Public Improvement Refunding Bonds, Series 2002A, 5.250%, 8/15/18 (Pre-refunded to 2/15/12)	2/12 at 100.00	AAA	1,131,110
1,100	Howard County, Maryland, Consolidated Public Improvement Refunding Bonds, Series 2003A, 5.000%, 8/15/14 (Pre-refunded to 8/15/12)	8/12 at 100.00	AAA	1,230,295
1,030	Maryland Transportation Authority, Revenue Refunding Bonds, Transporation Facilities Projects, First Series 1978, 6.800%, 7/01/16	No Opt. Call	AAA	1,232,210
	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A:
750	5.500%, 10/01/20	10/10 at 101.00	AAA	823,110
1,175	5.500%, 10/01/40	10/10 at 101.00	AAA	1,266,979
1,010	Washington Suburban Sanitary District, Montgomery and Prince George’s Counties, Maryland, General Obligation Construction Bonds, Series 1997, 5.125%, 6/01/19 (Pre-refunded to 6/01/07)	6/07 at 100.00	AAA	1,094,152
	Utilities - 2.3%
1,000	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995, 7.400%, 9/01/19 (Alternative Minimum Tax)	9/05 at 102.00	N/R	1,024,480
1,510	Prince George’s County, Maryland, Pollution Control Revenue Refunding Bonds, Potomac Electric Power Company, Series 1993, 6.375%, 1/15/23	1/05 at 100.00	A-	1,522,592
	Water and Sewer - 0.1%
100	Maryland Energy Financing Administration, Solid Waste Disposal Revenue Bonds, Baltimore Wheelabrator Water Projects LLC, Series 1996, 6.450%, 12/01/16 (Alternative Minimum Tax)	12/06 at 102.00	A-	105,454

$ 100,930	Total Long-Term Investments (cost $104,238,628) - 98.2%			109,110,203

	Short-Term Investments - 0.3%
$ 350	Puerto Rico Government Development Bank, Adjustable Refunding Bonds, Variable Rate Demand Obligations, Series 1985, 1.250%, 12/01/15 - MBIA Insured†	A-1	350,000

$ 350	Total Short-Term Investments (cost $350,000)		350,000

	Total Investments (cost $104,588,628) - 98.5%		109,460,203

	Other Assets Less Liabilities - 1.5%		1,604,025

	Net Assets - 100%		$111,064,228

*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

**	Ratings: Using the higher of Standard & Poor’s or Moody’s rating.

***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

N/R	Investment is not rated.

†	Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

(IF)	Inverse floating rate security.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At August 31, 2004, the cost of investments was $104,563,059.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2004, were as follows:

Gross unrealized:
Appreciation	$5,703,688
Depreciation	(806,544)

Net unrealized appreciation of investments	$4,897,144

Portfolio of Investments (Unaudited)

Nuveen New Mexico Municipal Bond Fund

August 31, 2004

Principal Amount (000)	Description	Optional Call Provisions*	Ratings**	Market Value
	Education and Civic Organizations - 17.4%
$ 1,500	New Mexico Educational Assistance Foundation, Education Loan Bonds, First Subordinate Series 2001B-1, 5.900%, 9/01/31	9/11 at 100.00	A2	$1,531,155
1,000	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Refunding Bonds, Ana G. Mendez University System, Series 2002, 5.500%, 12/01/31	12/12 at 101.00	BBB	1,015,480
	Santa Fe, New Mexico, Educational Facilities Revenue Refunding and Improvement Bonds, College of Santa Fe, Series 1997:
500	6.000%, 10/01/13	10/07 at 100.00	BBB-	519,520
500	5.875%, 10/01/21	10/07 at 100.00	BBB-	507,700
2,500	University of New Mexico, System Revenue Refunding Bonds, Series 1992A, 6.000%, 6/01/21	No Opt. Call	AA	3,005,175
2,000	University of New Mexico, Subordinate Lien System Revenue Refunding and Improvement Bonds, Series 2002A, 5.000%, 6/01/22	6/12 at 100.00	AA	2,081,280
750	University of New Mexico, Subordinate Lien System Revenue Refunding Bonds, Series 2003A, 5.250%, 6/01/18	6/13 at 100.00	AA	820,620
	Healthcare - 9.5%
2,000	Farmington, New Mexico, Hospital Revenue Bonds, San Juan Regional Medical Center Inc., Series 2004A, 5.000%, 6/01/23	6/14 at 100.00	A3	1,974,700
	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2001A:
2,000	5.750%, 8/01/15	8/11 at 101.00	Aa3	2,199,980
1,000	5.500%, 8/01/30	8/11 at 101.00	Aa3	1,029,350
	Housing/Multifamily - 6.0%
1,850	Bernalillo County, New Mexico, Multifamily Housing Revenue Refunding and Improvement Bonds, El Centro Senior Housing Complex, Series 1999, 5.850%, 6/15/29	6/09 at 101.00	N/R	1,668,108
600	Bernalillo County, New Mexico, Multifamily Housing Revenue Bonds, Vista Montana Apartments Project, Series 2001A, 5.400%, 12/01/31 - MBIA Insured	6/11 at 100.00	Aaa	615,906
980	Las Cruces, New Mexico, Housing Development Corporation, Multifamily Mortgage Revenue Refunding Bonds, Burley Court/Valley Drive Projects, Series 1993A, 6.400%, 10/01/19	10/04 at 101.00	A3	987,850
	Housing/Single Family - 9.6%
630	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Series 1996D-1, 6.250%, 7/01/22	7/06 at 102.00	AAA	635,368
630	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Series 1996G-2, 6.200%, 7/01/28 (Alternative Minimum Tax)	7/07 at 102.00	AAA	637,629

350	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Series 1996B-2, 6.300%, 7/01/28 (Alternative Minimum Tax)	7/07 at 102.00	AAA	365,190
595	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Series 1995A, 6.650%, 7/01/26 (Alternative Minimum Tax)	7/05 at 102.00	AAA	612,886
910	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Series 2000B, 7.000%, 9/01/31 (Alternative Minimum Tax)	11/09 at 101.50	AAA	945,590
885	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Series 2000C-2, 6.950%, 9/01/31 (Alternative Minimum Tax)	1/10 at 102.50	AAA	924,453
1,060	New Mexico Mortgage Finance Authority, General Revenue Office Building Bonds, Series 2000, 6.000%, 9/01/26	9/09 at 100.00	A+	1,114,516
	Long-Term Care - 0.9%
500	Las Cruces, New Mexico, Health Facilities Revenue Refunding Bonds, Evangelical Lutheran Good Samaritan Society, Series 1992, 6.450%, 12/01/17 - FSA Insured	12/04 at 100.00	AAA	505,745
10	Socorro, New Mexico, Health Facilities Revenue Refunding Bonds, Evangelical Lutheran Good Samaritan Society, Series 1994, 6.000%, 5/01/08 - AMBAC Insured	11/04 at 102.00	AAA	10,236
	Tax Obligation/General - 3.8%
1,970	Sandoval County, New Mexico, General Obligation Bonds, Series 2004, 5.000%, 4/15/23 - MBIA Insured	4/14 at 100.00	Aaa	2,068,480
	Tax Obligation/Limited - 37.0%
1,880	Albuquerque, New Mexico, Gross Receipts Lodgers Tax Improvement and Revenue Refunding Bonds, Series 1991B, 0.000%, 7/01/11 - FSA Insured	No Opt. Call	AAA	1,461,907
2,000	Bernalillo County, New Mexico, Gross Receipts Tax Revenue Bonds, Series 1999, 5.250%, 10/01/26	10/09 at 100.00	AA	2,095,620
3,005	Bernalillo County, New Mexico, Gross Receipts Tax Revenue Bonds, Series 2004, 5.250%, 6/15/19 - AMBAC Insured	6/09 at 100.00	AAA	3,165,046
	Dona Ana County, New Mexico, Gross Receipts Tax Refunding and Improvement Bonds, Series 2003:
360	5.250%, 5/01/25 - AMBAC Insured	5/13 at 100.00	Aaa	381,697
545	5.250%, 5/01/28 - AMBAC Insured	5/13 at 100.00	Aaa	573,193
1,160	Gallup, New Mexico, Sales Tax Revenue Bonds, Series 2004A, 5.000%, 6/01/24 - AMBAC Insured	6/13 at 100.00	Aaa	1,203,616
1,510	Lincoln County, New Mexico, Gross Receipts Tax Revenue Refunding Bonds, Series 2002, 5.125%, 6/01/30 - AMBAC Insured	6/12 at 100.00	Aaa	1,550,679
1,365	New Mexico Finance Authority, Court Automation Fee Revenue Bonds, Series 2002, 5.000%, 6/15/17 - MBIA Insured	6/11 at 100.00	AAA	1,472,385
2,000	New Mexico Finance Authority, Senior Lien Transportation Revenue Bonds, Series 2004A, 5.250%, 6/15/24 - MBIA Insured	6/14 at 100.00	AAA	2,136,360
250	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E, 5.500%, 8/01/29	2/12 at 100.00	BBB+	262,710
1,000	San Juan County, New Mexico, Subordinate Gross Receipts Tax Revenue Bonds, Series 2001A, 5.125%, 9/15/26 - AMBAC Insured	9/11 at 101.00	AAA	1,034,110
4,000	Santa Fe County, New Mexico, Correctional System Gross Receipts Tax Revenue Bonds, Series 1997, 6.000%, 2/01/27 - FSA Insured	No Opt. Call	AAA	4,791,840
	Transportation - 0.6%
500	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series 1996A, 6.250%, 6/01/26 (Alternative Minimum Tax)	6/06 at 102.00	CCC	309,605

	U.S. Guaranteed*** - 4.0%
1,870	Albuquerque, New Mexico, Gross Receipts Lodgers Tax Improvement and Revenue Refunding Bonds, Series 1991B, 0.000%, 7/01/11 - FSA Insured	No Opt. Call	AAA		1,463,930
650	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E, 5.500%, 8/01/29 (Pre-refunded to 2/01/12)	2/12 at 100.00	BBB+	***	738,706
	Utilities - 8.1%
1,500	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico, Series 1999A, 6.600%, 10/01/29 (Alternative Minimum Tax)	10/09 at 102.00	BBB		1,578,570
1,000	Las Cruces South Central Solid Waste Authority, New Mexico, Environmental Services Gross Receipts Tax Project Revenue Bonds, Series 1995, 6.000%, 6/01/16	6/05 at 100.00	A2		1,013,260
135	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2000HH, 5.250%, 7/01/29 - FSA Insured	7/10 at 101.00	AAA		141,579
500	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2002II, 5.125%, 7/01/26 - FSA Insured	7/12 at 101.00	AAA		525,293
1,000	Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series 2002JJ, 5.250%, 7/01/15 - MBIA Insured	No Opt. Call	AAA		1,147,370
	Water and Sewer - 1.7%
1,000	Albuquerque, New Mexico, Joint Water and Sewer System Revenue Bonds, Series 1990A, 0.000%, 7/01/07 - FGIC Insured	No Opt. Call	AAA		934,640

$ 51,950	Total Long-Term Investments (cost $51,193,087) - 98.6%				53,759,033

	Other Assets Less Liabilities - 1.4%				764,864

	Net Assets - 100%				$54,523,897

*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

**	Ratings: Using the higher of Standard & Poor’s or Moody’s rating.

***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

N/R	Investment is not rated.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At August 31, 2004, the cost of investments was $51,192,997.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2004, were as follows:

Gross unrealized:
Appreciation	$2,992,558
Depreciation	(426,522)

Net unrealized appreciation of investments	$2,566,036

Portfolio of Investments (Unaudited)

Nuveen Pennsylvania Municipal Bond Fund

August 31, 2004

Principal Amount (000)	Description	Optional Call Provisions*	Ratings**	Market Value
	Education and Civic Organizations - 22.8%
$ 4,000	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Carnegie Mellon University, Series 2002, 5.450%, 3/01/27	9/04 at 100.00	AA-	$4,053,240
3,000	Allegheny County Higher Education Building Authority, Pennsylvania, College Revenue Bonds, Robert Morris College, Series 1996A, 6.250%, 2/15/26	2/06 at 102.00	Baa3	3,075,030
1,190	Allegheny County Higher Education Building Authority, Pennsylvania, College Revenue Refunding Bonds, Robert Morris College, Series 1998A, 5.500%, 5/01/15	No Opt. Call	Baa3	1,252,523
1,300	Chester County Health and Education Facilities Authority, Pennsylvania, College Revenue Bonds, Immaculata College, Series 1998, 5.600%, 10/15/18	10/08 at 102.00	BBB-	1,343,875
550	Chester County Health and Education Facilities Authority, Pennsylvania, College Revenue Bonds, Immaculata College, Series 1998, 5.625%, 10/15/27	10/08 at 102.00	BBB-	551,936
3,815	Delaware County Authority, Pennsylvania, College Revenue Refunding Bonds, Neumann College, Series 1998A, 5.375%, 10/01/26	10/08 at 100.00	BBB-	3,761,476
6,000	Delaware County Authority, Pennsylvania, Student Housing Revenue Bonds, Collegiate Housing Foundation - Eastern College, Series 2000A, 8.250%, 7/01/29	7/10 at 102.00	N/R	5,805,660
4,150	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Geneva College, Series 1998, 5.375%, 4/01/15	4/08 at 102.00	BBB-	4,232,295
3,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Series 1999, 6.000%, 5/01/29	5/09 at 100.00	Aa3	3,182,130
7,000	Pennsylvania State University, General Obligation Refunding Bonds, Series 2002, 5.250%, 8/15/13	No Opt. Call	AA	7,943,320
500	Union County, Higher Education Facilities Financing Authority, Pennsylvania, Revenue Bonds, Bucknell University, Series 2002A, 5.250%, 4/01/22	4/13 at 100.00	Aa3	536,555
	Energy - 2.3%
3,500	Pennsylvania Economic Development Financing Authority, Sunoco Inc., Series 1994A, 7.600%, 12/01/24 (Alternative Minimum Tax)	12/04 at 102.00	BBB	3,614,625
	Healthcare - 10.6%
2,500	Chester County Health and Educational Facilities Authority, Pennsylvania, Health System Revenue Bonds, Jefferson Health System, Series 1997B, 5.375%, 5/15/27	5/08 at 101.00	AA-	2,545,225
3,735	Columbia County Hospital Authority, Pennsylvania, Healthcare Revenue Bonds, Bloomsburg Hospital Obligated Group Project, Series 1999, 5.850%, 6/01/24	6/09 at 100.00	BB-	3,073,868
1,585	Jeannette Health Services Authority, Pennsylvania, Hospital Revenue Bonds, Jeannette District Memorial Hospital, Series 1996A, 6.000%, 11/01/18	11/06 at 102.00	BB-	1,515,989

750	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group, Series 2004A, 5.500%, 11/01/24	11/14 at 100.00	A	761,318
900	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, St. Luke’s Hospital of Bethlehem, Series 2003, 5.375%, 8/15/33	8/13 at 100.00	BBB	859,347
1,985	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Refunding Bonds, Chestnut Hill Hospital, Series 1992, 6.500%, 11/15/22	11/04 at 100.00	Baa2	1,985,615
2,500	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Refunding Bonds, Jeanes Hospital, Series 1997, 5.875%, 7/01/17	7/07 at 102.00	BBB	2,576,475
	Pottsville Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pottsville Hospital and Warne Clinic, Series 1998:
1,265	5.250%, 7/01/10	No Opt. Call	BBB-	1,239,738
2,250	5.625%, 7/01/24	7/08 at 100.00	BBB-	2,009,070
	Housing/Multifamily - 1.7%
500	Bucks County Redevelopment Authority, Pennsylvania, Mortgage Revenue Refunding Bonds, Warminster Heights FHA-Insured Section 8 Assisted Project, Series 1992A, 6.875%, 8/01/23	2/05 at 100.00	AAA	508,630
1,360	Delaware County Industrial Development Authority, Pennsylvania, Multifamily Housing Revenue Bonds, Darby Townhouses Project, Series 2002A, 4.850%, 4/01/12 (Alternative Minimum Tax)	No Opt. Call	AAA	1,444,891
670	Philadelphia Redevelopment Authority, Pennsylvania, Multifamily Housing Revenue Bonds, Pavilion Apartments, Series 2003A, 4.250%, 10/01/16 (Alternative Minimum Tax)	10/13 at 100.00	A	670,228
	Housing/Single Family - 1.3%
320	Allegheny County Residential Finance Authority, Pennsylvania, Single Family Mortgage Revenue Bonds, GNMA Mortgage-Backed Securities Program, Series 1994Z, 0.000%, 5/01/27 (Alternative Minimum Tax)	No Opt. Call	Aaa	53,197
190	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 1996-50A, 6.000%, 10/01/13 (Pre-refunded to 10/01/04)	10/04 at 100.00	AA+	199,576
995	Pittsburgh Urban Redevelopment Authority, Pennsylvania, Mortgage Revenue Bonds, Series 1996D, 6.250%, 10/01/17	4/06 at 102.00	AAA	1,039,357
765	Pittsburgh Urban Redevelopment Authority, Pennsylvania, Mortgage Revenue Bonds, Series 1997A, 6.200%, 10/01/21 (Alternative Minimum Tax)	4/07 at 102.00	AAA	804,015
	Industrials - 2.7%
3,000	Delaware County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue Refunding Bonds, Series 1997A, 6.200%, 7/01/19	1/08 at 102.00	BBB	3,137,760
1,000	Pennsylvania Industrial Development Authority, Economic Development Revenue Bonds, Series 2002, 5.500%, 7/01/19 - AMBAC Insured	7/12 at 101.00	AAA	1,114,800
	Long-Term Care - 4.3%
2,730	Allegheny County Residential Finance Authority, Pennsylvania, FHA-Insured Mortgage Revenue Bonds, Ladies Grand Army of the Republic Health Facility Project, Series 1995G, 6.350%, 10/01/36	10/05 at 100.00	AAA	2,824,704
	Chester County Health and Education Facilities Authority, Pennsylvania, Mortgage Revenue Refunding Bonds, Tel Hai Obligated Group Project, Series 1998:
1,000	5.400%, 6/01/18	12/08 at 100.00	BBB-	957,150
1,100	5.500%, 6/01/25	12/08 at 100.00	BBB-	989,373
2,000	Montgomery County Higher Education and Health Authority, Pennsylvania, Mortgage Revenue Bonds, Waverly Heights Project, Series 1996, 6.375%, 1/01/26	1/06 at 101.00	BBB	2,011,080
	Materials - 0.3%
440	Bucks County Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, USX Corp. Project, Series 1995, 5.400%, 11/01/17 (Mandatory put 11/01/11)	No Opt. Call	BBB+	485,034

	Tax Obligation/General - 11.4%
1,000	Butler County, Pennsylvania, General Obligation Bonds, Series 2004, 4.200%, 7/15/21 - FGIC Insured	7/14 at 100.00	AAA	981,340
1,000	Central Bucks County School District, Pennsylvania, General Obligation Bonds, Series 2003, 5.000%, 5/15/23 - MBIA Insured	5/13 at 100.00	Aaa	1,042,570
1,215	Centre County, Pennsylvania, General Obligation Bonds, Series 2003, 5.250%, 7/01/17 - MBIA Insured	7/13 at 100.00	Aaa	1,342,721
3,125	Chichester School District, Delaware County, Pennsylvania, General Obligation Bonds, Series 1999, 0.000%, 3/01/26 - FGIC Insured	No Opt. Call	AAA	1,018,063
1,635	Girard School District, Erie County, Pennsylvania, General Obligation Bonds, Series 1999B, 0.000%, 11/15/28 - FGIC Insured	No Opt. Call	AAA	462,002
1,240	Luzerne County, Pennsylvania, General Obligation Bonds, Series 2003A, 5.250%, 11/15/16 - MBIA Insured	5/13 at 100.00	Aaa	1,374,565
4,875	McKeesport Area School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 1997D, 0.000%, 10/01/24 - MBIA Insured	No Opt. Call	AAA	1,769,576
2,195	Montour School District, Allegheny County, Pennsylvania, MBIA-Insured General Obligation Bonds, Series 1993B, 0.000%, 1/01/14 - MBIA Insured	No Opt. Call	AAA	1,494,663
475	Moon Area School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2004, 5.250%, 11/15/13 (WI, settling 9/02/04) - FSA Insured	No Opt. Call	AAA	538,911
1,000	Philadelphia, Pennsylvania, General Obligation Bonds, Series 2003A, 5.250%, 2/15/13 - XLCA Insured	No Opt. Call	AAA	1,119,730
	Plum Borough School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2001:
1,745	5.200%, 9/15/23 - FGIC Insured	9/11 at 100.00	AAA	1,833,210
3,700	5.250%, 9/15/30 - FGIC Insured	9/11 at 100.00	AAA	3,848,777
1,000	Wilkes-Barre Area School District, Luzerne County, Pennsylvania, General Obligation Bonds, Series 2003A, 5.250%, 4/01/20 - MBIA Insured	4/14 at 100.00	AAA	1,094,080
	Tax Obligation/Limited - 8.9%
4,500	Allegheny County Industrial Development Authority, Pennsylvania, Revenue Bonds, Guaranteed County Building Project, Series 2002A, 5.000%, 11/01/29 - MBIA Insured	11/12 at 100.00	AAA	4,585,815
1,000	Allegheny County Redevelopment Authority, Pennsylvania, Tax Increment Finance Bonds, Waterfront Project, Series 2000A, 6.300%, 12/15/18	12/10 at 101.00	N/R	1,099,640
950	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds, Series 2002, 5.750%, 7/01/17	No Opt. Call	Aa3	1,116,079
1,000	Harrisburg Parking Authority, Pennsylvania, Guaranteed Revenue Refunding Bonds, Series 2001J, 5.000%, 9/01/22 - MBIA Insured	9/11 at 100.00	Aaa	1,038,560
	Pennsylvania Turnpike Commission, Oil Franchise Tax Senior Lien Revenue Bonds, Series 2003A:
1,000	5.250%, 12/01/15 - MBIA Insured	12/13 at 100.00	AAA	1,121,670
1,150	5.250%, 12/01/17 - MBIA Insured	12/13 at 100.00	AAA	1,277,535
1,000	Philadelphia Redevelopment Authority, Pennsylvania, Revenue Bonds, Philadelphia Neighborhood Transformation Initiative, Series 2002A, 5.500%, 4/15/22 - FGIC Insured	4/12 at 100.00	AAA	1,100,290
1,300	Philadelphia Municipal Authority, Pennsylvania, Lease Revenue Bonds, Series 2003B, 5.250%, 11/15/17 - FSA Insured	11/13 at 100.00	AAA	1,430,871
1,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2003AA, 5.500%, 7/01/20 - MBIA Insured	No Opt. Call	AAA	1,170,130

	Transportation - 12.0%
2,500	Philadelphia Airport System, Pennsylvania, Revenue Bonds, Series 1997B, 5.400%, 6/15/27 (Alternative Minimum Tax) - FGIC Insured	6/07 at 102.00	AAA		2,558,150
	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Parking Revenue Bonds, Series 2001A:
1,000	5.300%, 12/01/21 - AMBAC Insured	12/06 at 100.00	Aaa		1,053,070
4,500	5.375%, 12/01/30 - AMBAC Insured	12/06 at 100.00	Aaa		4,724,415
3,000	Pittsburgh Public Parking Authority, Pennsylvania, Parking System Revenue Bonds, Series 2000, 6.000%, 12/01/24 - AMBAC Insured	6/10 at 100.00	AAA		3,417,540
4,535	Pittsburgh Public Parking Authority, Pennsylvania, Parking System Revenue Refunding Bonds, Series 2002, 5.000%, 12/01/11 - AMBAC Insured	No Opt. Call	AAA		5,063,282
2,000	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds, Series 2003B, 5.000%, 1/01/33 - AMBAC Insured	1/13 at 100.00	Aaa		2,027,760
	U.S. Guaranteed*** - 10.5%
1,525	Allegheny County Hospital Development Authority, Pennsylvania, Hospital Revenue Bonds, Allegheny Valley Hospital Sublessee, Series 1982Q, 7.000%, 8/01/15	No Opt. Call	AAA		1,921,927
2,995	Deer Lakes School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 1995, 6.350%, 1/15/14 - MBIA Insured	1/05 at 100.00	AAA		3,485,581
1,320	Delaware County Authority, Pennsylvania, Health Facilities Revenue Bonds, Mercy Health Corporation of Southeastern Pennsylvania Obligation Group, Series 1996, 6.000%, 12/15/26	12/06 at 102.00	Aaa		1,447,446
1,240	Mckeesport Area School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 1996A, 6.000%, 10/01/25 (Pre-refunded to 10/01/06) - FSA Insured	10/06 at 100.00	AAA		1,346,938
2,000	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, MacMillan Bloedel LP, Series 1995, 7.600%, 12/01/20 (Alternative Minimum Tax) (Pre-refunded to 12/01/05)	12/05 at 102.00	BBB	***	2,178,980
1,500	Pennsylvania Intergovernmental Cooperative Authority, Special Tax Revenue Bonds, Philadelphia Funding Program, Series 1994, 7.000%, 6/15/14 (Pre-refunded to 6/15/05) - FGIC Insured	6/05 at 100.00	AAA		1,565,070
875	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Twelfth Series B, 7.000%, 5/15/20 - MBIA Insured	No Opt. Call	AAA		1,095,447
2,000	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Refunding Bonds, Pennsylvania Hospital, Series 1996, 6.250%, 7/01/06	No Opt. Call	BBB+	***	2,153,520
935	West View Borough, Municipal Authority, Allegheny County, Pennsylvania, Special Obligation Bonds, Series 1985A, 9.500%, 11/15/14	No Opt. Call	AAA		1,279,696
	Utilities - 4.7%
1,875	Allegheny County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, Duquesne Light Company Project, Series 1999A, 4.350%, 12/01/13 - AMBAC Insured	No Opt. Call	AAA		1,967,400
550	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, Pennsylvania Power and Light Company Project, Series 1995A, 6.150%, 8/01/29 - MBIA Insured	8/05 at 102.00	AAA		580,475
1,000	Northampton County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, Metropolitan Edison Company, Series 1995A, 6.100%, 7/15/21 - MBIA Insured	7/05 at 102.00	AAA		1,053,600
2,650	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fourth Series 1998, 5.000%, 8/01/32 - FSA Insured	8/13 at 100.00	AAA		2,693,540
1,000	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Seventeenth Series 2003, 5.375%, 7/01/19 - FSA Insured	7/13 at 100.00	AAA		1,099,460
	Water and Sewer - 5.6%
5,000	Delaware County Industrial Development Authority, Pennsylvania, Water Facilities Revenue Bonds, Philadelphia Water Company Project, Series 2001, 5.350%, 10/01/31 (Alternative Minimum Tax) - AMBAC Insured	10/12 at 100.00	AAA		5,160,250

1,930	Harrisburg Authority, Pennsylvania, Authority Water Revenue Bonds, Series 2004, 5.000%, 7/15/22 - FSA Insured	7/14 at 100.00	AAA	2,027,348
1,500	Luzerne County Industrial Development Authority, Exempt Facilities Revenue Refunding Bonds, Pennsylvania Gas and Water Company Project, Series 1994A, 7.000%, 12/01/17 (Alternative Minimum Tax) - AMBAC Insured	12/04 at 102.00	Aaa	1,549,260

$ 156,080	Total Long-Term Investments (cost $149,284,658) - 99.1%			155,470,058

	Other Assets Less Liabilities - 0.9%			1,411,568

	Net Assets - 100%			$156,881,626

*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

**	Ratings: Using the higher of Standard & Poor’s or Moody’s rating.

***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

N/R	Investment is not rated.

(WI)	Security purchased on a when-issued basis.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At August 31, 2004, the cost of investments was $149,195,765.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2004, were as follows:

Gross unrealized:
Appreciation	$7,509,388
Depreciation	(1,235,095)

Net unrealized appreciation of investments	$6,274,293

Portfolio of Investments (Unaudited)

Nuveen Virginia Municipal Bond Fund

August 31, 2004

Principal Amount (000)	Description	Optional Call Provisions*	Ratings**	Market Value
	Consumer Staples - 1.0%
$ 2,210	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	5/12 at 100.00	BBB	$2,003,608
500	James City County Industrial Development Authority, Virginia, Sewage and Solid Waste Disposal Facilities Revenue Bonds, Anheuser Busch Project, Series 1997, 6.000%, 4/01/32 (Alternative Minimum Tax)	4/07 at 101.00	A+	518,160
	Education and Civic Organizations - 8.4%
2,000	Alexandria Industrial Development Authority, Virginia, Educational Facilities Revenue Bonds, Episcopal High School, Series 1999, 5.875%, 1/01/29	1/09 at 101.00	A1	2,134,100
1,500	Alexandria Industrial Development Authority, Virginia, Fixed Rate Revenue Bonds, Institute for Defense Analyses, Series 2000A, 5.900%, 10/01/30 - AMBAC Insured	10/10 at 101.00	AAA	1,681,620
	Danville Industrial Development Authority, Virginia, Student Housing Revenue Bonds, Collegiate Housing Foundation, Averett College Project, Series 1999A:
680	6.875%, 6/01/20	6/09 at 102.00	N/R	643,090
1,910	7.000%, 6/01/30	6/09 at 102.00	N/R	1,786,079
	Loudoun County Industrial Development Authority, Virginia, Revenue Refunding Bonds, George Washington University, Series 1992:
500	6.250%, 5/15/12	11/04 at 100.00	A2	501,920
2,225	6.250%, 5/15/22	11/04 at 100.00	A2	2,228,738
1,000	Portsmouth, Virginia, Golf Course System Revenue Bonds, Series 1998, 5.000%, 5/01/23 - RAAI Insured	5/07 at 102.00	AA	1,012,380
1,135	Prince William County Industrial Development Authority, Virginia, Educational Facilities Revenue Bonds, Catholic Diocese of Arlington, Series 2003, 5.500%, 10/01/33	10/13 at 101.00	A3	1,135,375
2,000	Prince William County Park Authority, Virginia, Park Facilities Revenue Refunding and Improvement Bonds, Series 1999, 6.000%, 10/15/28	10/09 at 101.00	A3	2,116,400
1,500	Rockbridge County Industrial Development Authority, Virginia, Horse Center Revenue and Refunding Bonds, Series 2001C, 6.850%, 7/15/21	7/11 at 100.00	B2	1,315,875
370	Staunton Industrial Development Authority, Virginia, Educational Facilities Revenue Bonds, Mary Baldwin College, Series 1996, 6.000%, 11/01/04	No Opt. Call	N/R	372,102
1,250	University of Puerto Rico, University System Revenue Bonds, Series 2000O, 5.750%, 6/01/19 - MBIA Insured	6/10 at 100.00	AAA	1,423,525
2,000	Virginia College Building Authority, Educational Facilities Revenue Refunding Bonds, Roanoke College, Series 1992, 6.625%, 10/15/12	10/04 at 100.00	BBB+	2,005,940
420	Virginia College Building Authority, Educational Facilities Revenue Bonds, Washington and Lee University, Series 1994, 5.750%, 1/01/14	1/05 at 101.00	AA	429,874

1,250	Virginia College Building Authority, Educational Facilities Revenue Refunding Bonds, Marymount University, Series 1998, 5.125%, 7/01/28 - RAAI Insured	7/08 at 101.00	AA	1,264,538
	Winchester Industrial Development Authority, Virginia, Educational Facilities First Mortgage Revenue Bonds, Shenandoah University, Series 1994:
180	6.700%, 10/01/14 - RAAI Insured	10/04 at 102.00	AA	184,331
95	6.750%, 10/01/19 - RAAI Insured	10/04 at 102.00	AA	97,260
	Healthcare - 9.9%
1,500	Albemarle County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Martha Jefferson Hospital, Series 2002, 5.250%, 10/01/35	10/12 at 100.00	A2	1,512,810
2,000	Fredericksburg Industrial Development Authority, Virginia, Hospital Facilities Revenue Refunding Bonds, MediCorp Health System Obligated Group, Series 1996, 5.250%, 6/15/23 - AMBAC Insured	6/07 at 102.00	AAA	2,068,620
1,375	Fredericksburg Industrial Development Authority, Virginia, Revenue Bonds, MediCorp Health System, Series 2002B, 5.125%, 6/15/33	6/12 at 100.00	A3	1,380,143
1,110	Giles County Industrial Development Authority, Virginia, Exempt Facility Revenue Bonds, Hoechst Celanese Project, Series 1995, 5.950%, 12/01/25 (Alternative Minimum Tax)	12/05 at 102.00	B1	1,012,731
3,250	Hanover County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Memorial Regional Medical Center Project, Series 1995, 6.375%, 8/15/18 - MBIA Insured	No Opt. Call	AAA	3,980,990
2,000	Hanover County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Bon Secours Health System Projects, Series 1995, 5.500%, 8/15/25 - MBIA Insured	8/05 at 102.00	AAA	2,089,140
2,000	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health System Inc., Series 2002A, 5.600%, 11/15/30	11/12 at 100.00	A-	2,057,560
1,450	Loudoun County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Loudoun Hospital Center, Series 2002A, 6.000%, 6/01/22	6/12 at 101.00	BBB	1,532,781
2,510	Manassas Industrial Development Authority, Virginia, Hospital Revenue Bonds, Prince William Hospital, Series 2002, 5.250%, 4/01/33	4/13 at 100.00	A2	2,552,369
	Medical College Virginia Hospital Authority, General Revenue Bonds, Series 1998:
500	5.250%, 7/01/14 - MBIA Insured	7/08 at 102.00	AAA	552,930
2,000	5.125%, 7/01/23 - MBIA Insured	7/08 at 102.00	AAA	2,068,260
2,785	Roanoke Industrial Development Authority, Virginia, Hospital Revenue Bonds, Carilion Health System, Series 2002A, 5.500%, 7/01/19 - MBIA Insured	7/12 at 100.00	AAA	3,056,538
	Housing/Multifamily - 5.4%
980	Arlington County Industrial Development Authority, Virginia, Multifamily Housing Revenue Bonds, Patrick Henry Apartments, Series 2000, 6.050%, 11/01/32 (Alternative Minimum Tax) (Mandatory put11/01/20)	5/10 at 100.00	Aaa	1,046,081
1,105	Arlington County Industrial Development Authority, Virginia, Multifamily Housing Mortgage Revenue Bonds, Berkeley Apartments, Series 2000, 5.850%, 12/01/20 (Alternative Minimum Tax)	11/10 at 102.00	AAA	1,203,400
1,035	Chesterfield County Industrial Development Authority, Virginia, Multifamily Housing Revenue Bonds, GNMA Mortgage-Backed Securities Program, Fore Courthouse Senior Apartments Project, Series 2002A, 5.600%, 10/20/31 (Alternative Minimum Tax)	4/12 at 102.00	Aa2	1,071,308
1,200	Fairfax County Redevelopment and Housing Authority, Virginia, FHA-Insured Elderly Housing Mortgage Revenue Refunding Bonds, Little River Glen, Series 1996, 6.100%, 9/01/26	9/06 at 102.00	AAA	1,249,464
3,665	Henrico County Economic Development Authority, Virginia, GNMA Mortgage-Backed Securities Beth Sholom Assisted Living Revenue Bonds, Series 1999A, 6.000%, 7/20/39	7/09 at 102.00	AAA	4,068,736
1,000	Lynchburg Redevelopment and Housing Authority, Virginia, Vistas GNMA Mortgage-Backed Revenue Bonds, Series 2000A, 6.200%, 1/20/40 (Alternative Minimum Tax)	4/10 at 102.00	AAA	1,037,730

2,920	Virginia Beach Development Authority, Virginia, Multifamily Residential Rental Housing Revenue Bonds, Hamptons and Hampton Court Apartments, Series 1999, 7.500%, 10/01/39 (Alternative Minimum Tax)	10/14 at 102.00	N/R	2,763,517
610	Virginia Housing Development Authority, Rental Housing Bonds, Series 2001L, 5.000%, 12/01/20	6/06 at 100.00	AA+	617,906
	Housing/Single Family - 2.0%
390	Puerto Rico Housing Finance Authority, Mortgage-Backed Securities Program, Home Mortgage Revenue Bonds, Series 2003A, 4.875%, 6/01/34 (Alternative Minimum Tax)	6/13 at 100.00	AAA	383,947
4,500	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2001H-1, 5.350%,7/01/31 - MBIA Insured	7/11 at 100.00	AAA	4,556,655
	Industrials - 1.7%
2,250	Charles County Industrial Development Authority, Virginia, Solid Waste Disposal Facility Revenue Refunding Bonds, USA Waste of Virginia Inc. Project, Series 1999, 4.875%, 2/01/09 (Alternative Minimum Tax)	No Opt. Call	BBB	2,343,060
2,000	Henrico County Industrial Development Authority, Virginia, Solid Waste Disposal Revenue Bonds, Browning-Ferris Industries of South Atlantic Inc. Project, Series 1996A, 5.450%, 1/01/14 (Alternative Minimum Tax)	No Opt. Call	BB-	1,858,540
	Long-Term Care - 1.0%
1,000	Chesterfield County Health Center Commission, Virginia, GNMA Collateralized Mortgage Revenue Bonds, Lucy Corr Nursing Home Project, Series 1996, 5.875%, 12/01/21	12/06 at 102.00	AAA	1,056,630
500	Fairfax County Redevelopment and Housing Authority, Virginia, FHA-Insured Multifamily Housing Revenue Refunding Bonds, Paul Spring Retirement Center, Series 1996A, 6.000%, 12/15/28	12/06 at 103.00	AAA	525,650
730	Henrico County Industrial Development Authority, Virginia, FHA-Insured Nursing Facilities Mortgage Revenue Refunding Bonds, Cambridge Manor Nursing Home, Series 1993, 5.875%, 7/01/19	1/05 at 101.00	AAA	739,373
	Materials - 3.3%
2,500	Bedford County Industrial Development Authority, Virginia, Industrial Development Revenue Refunding Bonds, Nekoosa Packaging Corporation, Series 1998, 5.600%, 12/01/25 (Alternative Minimum Tax)	2/08 at 102.00	Ba3	2,360,500
2,000	Covington-Alleghany County Industrial Development Authority, Virginia, Pollution Control Facilities Revenue Refunding Bonds, Westvaco Corporation Project, Series 1994, 6.650%, 9/01/18	9/04 at 102.00	BBB	2,042,880
3,545	Isle of Wight County Industrial Development Authority, Virginia, Solid Waste Disposal Facilities Revenue Bonds, Union Camp Corporation Project, Series 1994, 6.550%, 4/01/24 (Alternative Minimum Tax)	10/04 at 102.00	BBB	3,626,819
	Tax Obligation/General - 12.4%
2,500	Bristol, Virginia, General Obligation Bonds, Series 2003, 5.000%, 3/01/25 - FSA Insured	3/13 at 100.00	AAA	2,583,025
1,285	Charlottesville, Virginia, General Obligation Public Improvement Refunding Bonds, Series 2003, 3.000%, 7/15/13	No Opt. Call	AAA	1,226,571
480	Chesterfield County, Virginia, General Obligation Public Improvement Bonds, Series 2001, 5.000%, 1/15/21	1/11 at 100.00	AAA	506,410
	Hampton, Virginia, General Obligation Public Improvement Bonds, Series 2000:
1,500	5.750%, 2/01/17	2/10 at 102.00	AA	1,707,210
1,685	6.000%, 2/01/20	2/10 at 102.00	AA	1,933,521
2,630	Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2000B, 5.250%, 1/01/21	1/10 at 101.00	Aaa	2,805,684
2,125	Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2002A, 5.250%, 5/01/20	5/12 at 100.00	Aaa	2,323,135
1,185	Lynchburg, Virginia, General Obligation Bonds, Series 2004, 5.000%, 6/01/20	6/14 at 100.00	AA	1,275,356

2,355	Newport News, Virginia, General Obligation Bonds, General Improvement and Water Projects, Series 2002A, 5.000%, 7/01/18	7/13 at 100.00	AA	2,538,666
	Newport News, Virginia, General Obligation Bonds, Series 2003B:
1,630	5.000%, 11/01/15	11/13 at 100.00	AA	1,796,716
1,805	5.000%, 11/01/17	11/13 at 100.00	AA	1,963,226
1,250	Newport News, Virginia, General Obligation Bonds, Series 2004A, 5.000%, 7/15/16	7/14 at 101.00	AA	1,383,813
500	Norfolk, Virginia, General Obligation Bonds, Series 2000, 5.250%, 7/01/20 - FGIC Insured	7/10 at 101.00	AAA	541,495
1,555	Northern Mariana Islands, General Obligation Bonds, Series 2000A, 6.000%, 6/01/20 - ACA Insured	6/10 at 100.00	A	1,652,872
1,000	Pittsylvania County, Virginia, General Obligation Bonds, Series 2001B, 5.125%, 3/01/23	3/11 at 102.00	A	1,043,740
2,240	Portsmouth, Virginia, General Obligation Bonds, Series 2003, 5.000%, 7/01/12 - FSA Insured	No Opt. Call	AAA	2,509,898
1,000	Roanoke, Virginia, General Obligation Public Improvement Bonds, Series 2002A, 5.000%, 10/01/17	10/12 at 101.00	AA	1,090,560
1,000	Virginia Beach, Virginia, General Obligation Public Improvement Bonds, Series 2001, 5.000%, 6/01/20	6/11 at 101.00	AA+	1,063,490
	Tax Obligation/Limited - 17.3%
750	Bristol, Virginia, General Obligation Utility System Revenue Bonds, Series 2002, 5.000%, 11/01/24 - FSA Insured	11/12 at 102.00	AAA	810,653
1,000	Caroline County Industrial Development Authority, Virginia, Lease Revenue Bonds, Series 2002, 5.125%, 6/15/34 - AMBAC Insured	6/12 at 102.00	Aaa	1,032,490
1,500	Fairfax County Economic Development Authority, Virginia, Lease Revenue Bonds, Laurel Hill Public Facilities Project, Series 2003, 5.000%, 6/01/14	6/13 at 101.00	AA+	1,665,060
860	Fairfax County Economic Development Authority, Virginia, Parking Revenue Bonds, Vienna II Metrorail Station Project, 1999 First Series, 6.000%, 9/01/18	9/09 at 102.00	AA	989,095
1,000	Greater Richmond Convention Center Authority, Virginia, Hotel Tax Revenue Bonds, Convention Center Expansion Project, Series 2000, 6.125%, 6/15/20	6/10 at 101.00	A-	1,120,020
1,000	Hampton Roads Regional Jail Authority, Regional Jail Facility Revenue Bonds, Series 1996A, 5.500%, 7/01/24 - MBIA Insured	7/06 at 102.00	AAA	1,071,770
1,000	Harrisonburg, Virginia, General Obligation Public Recreational Facility Revenue Bonds, Series 2000, 5.750%, 12/01/29 - FSA Insured	12/10 at 102.00	AAA	1,112,600
750	Loudoun County, Virginia, Certificates of Participation, Series 1990E, 7.200%, 10/01/10 - AMBAC Insured	No Opt. Call	AAA	861,840
1,840	Loudoun County Industrial Development Authority, Virginia, Lease Revenue Refunding Bonds, Public Facility Project, Series 2003, 5.000%, 3/01/19	3/13 at 100.00	AA	1,962,599
675	Norfolk Redevelopment and Housing Authority, Virginia, Educational Facility Revenue Bonds, Community College System - Tidewater Community College Downtown Campus, Series 1999, 5.500%, 11/01/19	11/09 at 102.00	AA+	755,764
1,000	Northampton County and Town Joint Industrial Development Authority, Virginia, Lease Revenue Bonds, County Capital Projects, Series 2002, 5.000%, 2/01/33 - RAAI Insured	2/13 at 101.00	AA	1,003,680
	Prince William County Industrial Development Authority, Virginia, Lease Revenue Bonds, ATCC Project, Series 1996:
2,000	6.000%, 2/01/14	2/06 at 102.00	Aa3	2,083,820
1,000	6.000%, 2/01/18	2/06 at 102.00	Aa3	1,037,560
1,575	Prince William County, Virginia, Lease Participation Certificates, Series 2002, 5.250%, 12/01/18	6/12 at 100.00	Aa2	1,731,744
1,500	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2003AA, 5.500%, 7/01/19 - MBIA Insured	No Opt. Call	AAA	1,758,105

1,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2000B, 5.750%, 7/01/19 - MBIA Insured	7/10 at 101.00	AAA	1,149,020
	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding Bonds, Series 2002D:
135	5.250%, 7/01/27	7/12 at 100.00	A-	139,658
480	5.250%, 7/01/36	7/12 at 100.00	A-	493,142
1,320	5.250%, 7/01/36	7/12 at 100.00	A-	1,497,804
2,000	Spotsylvania County Industrial Development Authority, Virginia, Lease Revenue Bonds, School Facilities, Series 2003, 5.000%, 1/15/23 - AMBAC Insured	1/13 at 100.00	AAA	2,083,900
1,645	Spotsylvania County Industrial Development Authority, Virginia, Lease Revenue Bonds, School Facilities, Series 2003B, 5.125%, 8/01/23 - AMBAC Insured	8/13 at 100.00	AAA	1,737,959
2,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Notes, Series 1999A, 6.500%, 10/01/24	10/10 at 101.00	BBB	2,282,100
2,000	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century College Program, Series 2004A, 5.000%, 2/01/11	No Opt. Call	AA+	2,228,760
2,000	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century College Program, Series 2002A, 5.000%, 2/01/22	2/12 at 100.00	AA+	2,089,960
1,500	Virginia Transportation Board, Transportation Revenue Refunding Bonds, U.S. Route 58 Corridor Development Program, Series 1997C, 5.125%, 5/15/19	5/07 at 101.00	AA+	1,604,430
1,500	Virginia Public Building Authority, Public Facilities Revenue Bonds, Series 2000A, 5.750%, 8/01/16	8/10 at 100.00	AA+	1,700,760
2,000	Virginia Public Building Authority, Public Facilities Revenue Bonds, Series 2004B, 5.000%, 8/01/11	No Opt. Call	AA+	2,233,160
1,000	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Series 2001A, 5.000%, 8/01/16	8/11 at 101.00	AA+	1,081,650
	Virginia Resources Authority, Infrastructure Revenue Bonds, Pooled Loan Bond Program, Series 2002A:
1,650	5.000%, 5/01/20	5/11 at 101.00	AA	1,743,984
620	5.000%, 5/01/21	5/11 at 101.00	AA	651,570
	Transportation - 10.6%
1,250	Chesapeake, Virginia, Chesapeake Expressway Toll Road Revenue Bonds, Series 1999A, 5.625%, 7/15/19	7/09 at 101.00	Baa2	1,319,500
1,880	Loudoun County Industrial Development Authority, Virginia, Revenue Bonds, Washington Dulles Air Cargo LP, Series 1992, 7.000%, 1/01/09 (Alternative Minimum Tax)	1/05 at 100.00	N/R	1,870,224
600	Loudoun County Industrial Development Authority, Virginia, Revenue Bonds, Washington Dulles Air Cargo LP, Series 1996, 6.500%, 1/01/09 (Alternative Minimum Tax)	1/06 at 102.00	N/R	589,356
	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Series 2001B:
1,475	5.000%, 10/01/26 - MBIA Insured	10/11 at 101.00	AAA	1,503,925
1,250	5.000%, 10/01/31 - MBIA Insured	10/11 at 101.00	AAA	1,266,113
1,160	Metropolitan District of Columbia Airports Authority, Virginia, Airport System Revenue Bonds, Series 1994A, 5.750%, 10/01/20 (Alternative Minimum Tax) (Pre-refunded to 10/01/04) - MBIA Insured	10/04 at 102.00	AAA	1,187,016
900	Metropolitan District of Columbia Airports Authority, Virginia, Airport System Revenue Bonds, Series 1997B, 5.500%, 10/01/23 (Alternative Minimum Tax)	10/07 at 101.00	Aa3	927,549
225	Metropolitan District of Columbia Airports Authority, Virginia, Airport System Revenue Bonds, Series 1998A, 5.000%, 10/01/28	10/08 at 101.00	Aa3	225,225
3,000	Norfolk Airport Authority, Virginia, Airport Revenue Bonds, Series 2001A, 5.125%, 7/01/31 - FGIC Insured	7/11 at 100.00	AAA	3,071,640
	Pocahontas Parkway Association, Virginia, Route 895 Connector Toll Road Senior Lien Revenue Bonds, Series 1998A:
5,000	0.000%, 8/15/16	8/08 at 64.81	BB	2,085,350

5,500	5.500%, 8/15/28	8/08 at 102.00	BB		4,747,105
1,750	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series 1996A, 6.250%, 6/01/26 (Alternative Minimum Tax)	6/06 at 102.00	CCC		1,083,618
1,730	Richmond Metropolitan Authority, Virginia, Revenue Refunding Bonds, Expressway System, Series 1998, 5.250%, 7/15/22 - FGIC Insured	No Opt. Call	AAA		1,946,164
1,485	Richmond Metropolitan Authority, Virginia, Revenue Refunding Bonds, Expressway System, Series 2002, 5.250%, 7/15/22 - FGIC Insured	No Opt. Call	AAA		1,670,551
1,000	Virginia Port Authority, Revenue Bonds, Port Authority Facilities, Series 1997, 5.500%, 7/01/24 (Alternative Minimum Tax) - MBIA Insured	7/07 at 101.00	AAA		1,061,760
1,000	Virginia Resources Authority, Airports Revolving Fund Revenue Bonds, Series 2001A, 5.250%, 8/01/23	2/11 at 100.00	Aa2		1,051,310
	U.S. Guaranteed*** - 7.4%
2,140	Brunswick County Industrial Development Authority, Virginia, Lease Revenue Bonds, State Correctional Facility, Series 1996, 5.500%, 7/01/17 (Pre-refunded to 7/01/06) - MBIA Insured	7/06 at 102.00	AAA		2,306,685
750	Charlottesville-Albemarle Airport Authority, Virginia, Airport Revenue Refunding Bonds, Series 1995, 6.125%, 12/01/13 (Alternative Minimum Tax) (Pre-refunded to 6/01/05)	6/05 at 102.00	N/R	***	789,870
1,060	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20 (Pre-refunded to 7/01/10)	7/10 at 100.00	AAA		1,158,251
150	Fairfax County Water Authority, Virginia, Water Revenue Refunding Bonds, Series 1992, 6.000%, 4/01/22 (Pre-refunded to 4/01/07)	4/07 at 102.00	AAA		167,982
2,000	Henrico County Industrial Development Authority, Virginia, Public Facility Lease Revenue Bonds, Henrico County Regional Jail Project, Series 1994, 7.000%, 8/01/13 (Pre-refunded to 8/01/05)	8/05 at 102.00	AA+	***	2,140,380
1,000	Middlesex County Industrial Development Authority, Virginia, Lease Revenue Bonds, School Facilities Project, Series 1999, 6.000%, 8/01/24 (Pre-refunded to 8/01/09) - MBIA Insured	8/09 at 102.00	AAA		1,169,250
940	Peninsula Ports Authority of Virginia, Healthcare Facilities Revenue Refunding Bonds, Mary Immaculate Hospital, Series 1994, 7.000%, 8/01/17 (Pre-refunded to 8/01/06)	8/06 at 100.00	BBB+	***	983,795
2,250	Prince William County Industrial Development Authority, Virginia, Hospital Facility Revenue Bonds, Potomac Hospital Corporation of Prince William, Series 1995, 6.850%, 10/01/25 (Pre-refunded to 10/01/05)	10/05 at 102.00	Aaa		2,424,015
1,500	Prince William County Park Authority, Virginia, Revenue Bonds, Series 1994, 6.875%, 10/15/16 (Pre-refunded to 10/15/04)	10/04 at 102.00	N/R	***	1,540,005
	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A:
500	5.500%, 10/01/32	10/10 at 101.00	AAA		540,535
1,500	5.500%, 10/01/40	10/10 at 101.00	AAA		1,617,420
365	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding Bonds, Series 2002D, 5.250%, 7/01/27 (Pre-refunded to 7/01/12)	7/12 at 100.00	A-	***	414,166
1,500	Richmond Housing Authority, Virginia, Certificates of Participation and Leases, Old Manchester Project, Series 1994, 6.800%, 3/01/15 (Pre-refunded to 3/01/05) - FSA Insured	3/05 at 102.00	AAA		1,569,975
1,000	Virginia Resources Authority, Water and Sewerage System Revenue Bonds, Sussex Service Authority, Series 1995A, 5.600%, 10/01/25 (Pre-refunded to 10/01/07)	10/07 at 100.00	AA	***	1,105,370
	Utilities - 6.7%
	Bristol, Virginia, Utility System Revenue Refunding Bonds, Series 2003:
1,115	5.000%, 7/15/17 - MBIA Insured	7/13 at 100.00	AAA		1,207,500
2,000	5.250%, 7/15/23 - MBIA Insured	7/13 at 100.00	AAA		2,139,580
2,000	Mecklenburg County Industrial Development Authority, Virginia, Exempt Facility Revenue Refunding Bonds, UAE LP Project, Series 2002, 6.500%, 10/15/17 (Alternative Minimum Tax)	10/12 at 100.00	BBB-		2,050,340

4,335	Puerto Rico Electric Power Authority, Power Revenue Bonds, DRIVERS, Series 147, 13.789%, 1/01/09 (IF)	No Opt. Call	AAA	5,592,410
	Richmond, Virginia, Public Utility Revenue Refunding Bonds, Series 2002:
1,500	5.000%, 1/15/27 - FSA Insured	1/12 at 100.00	AAA	1,537,365
1,750	5.000%, 1/15/33 - FSA Insured	1/12 at 100.00	AAA	1,778,473
1,960	Virginia Resources Authority, Solid Waste Disposal System Revenue Refunding Bonds, Prince William County Project, Series 1995A, 5.500%, 4/01/15	4/05 at 102.00	AA	2,016,291
	Water and Sewer - 11.2%
1,000	Fairfax County, Virginia, Sewer Revenue Bonds, Series 1996, 5.875%, 7/15/28 - MBIA Insured	7/06 at 102.00	AAA	1,077,450
1,000	Fairfax County Water Authority, Virginia, Water Revenue Refunding Bonds, Series 1997, 5.000%, 4/01/21	No Opt. Call	AAA	1,106,850
2,045	Fairfax County Water Authority, Virginia, Water Revenue Refunding Bonds, Series 1992, 6.000%, 4/01/22	4/07 at 102.00	AAA	2,255,022
	Fairfax County Water Authority, Virginia, Water Revenue Refunding Bonds, Series 2002:
1,925	5.375%, 4/01/21	4/12 at 100.00	AAA	2,113,496
1,000	5.000%, 4/01/27	4/12 at 100.00	AAA	1,028,740
1,395	Henry County Public Service Authority, Virginia, Water and Sewer Revenue Refunding Bonds, Series 2001, 5.500%, 11/15/19 - FSA Insured	No Opt. Call	AAA	1,622,022
1,015	James City Service Authority, Virginia, Water and Sewer Revenue Bonds, Series 2003, 5.000%, 1/15/15 - FSA Insured	1/13 at 101.00	AAA	1,118,610
1,850	Leesburg, Virginia, Utility System Revenue Refunding Bonds, Series 1997, 5.125%, 7/01/22 - MBIA Insured	7/07 at 102.00	AAA	1,952,008
1,000	Loudoun County Sanitation Authority, Virginia, Water and Sewerage System Revenue Refunding Bonds, Series 1996, 5.125%, 1/01/26 - FGIC Insured	1/07 at 102.00	AAA	1,021,060
1,900	Prince William County Service Authority, Virginia, Water and Sewerage System Revenue Refunding Bonds, Series 1997, 4.750%, 7/01/29 - FGIC Insured	7/08 at 101.00	AAA	1,895,762
2,000	Spotsylvania County, Virginia, Water and Sewerage System Revenue Bonds, Series 1997, 5.400%, 6/01/27 - MBIA Insured	6/07 at 102.00	AAA	2,124,060
750	Virginia Beach, Virginia, Storm Water Utility Revenue Bonds, Series 2000, 6.000%, 9/01/20	9/10 at 101.00	Aa3	862,041
1,000	Virginia Resources Authority, Sewerage System Revenue Bonds, Hopewell Regional Wastewater Treatment Facility, Series 1995A, 6.000%, 10/01/25 (Alternative Minimum Tax)	10/05 at 102.00	AA	1,034,320
1,000	Virginia Resources Authority, Clean Water State Revolving Fund Revenue Bonds, Series 1999, 5.625%, 10/01/22	10/10 at 100.00	AAA	1,120,790
	Virginia Resources Authority, Clean Water State Revolving Fund Revenue Bonds, Series 2000, RITES Series PA790R:
500	13.604%, 10/01/14 (IF)	10/10 at 100.00	AAA	720,590
410	13.604%, 10/01/15 (IF)	10/10 at 100.00	AAA	591,248
1,900	13.604%, 10/01/16 (IF)	10/10 at 100.00	AAA	2,722,927
2,485	Virginia Resources Authority, Water and Sewerage System Revenue Bonds, Caroline County Public Improvements Project, Series 2001, 5.250%, 5/01/21	5/11 at 101.00	AA	2,662,280

$ 227,855	Total Long-Term Investments (cost $226,326,121) - 98.3%			237,817,368

	Short-Term Investments - 0.5%
$ 1,250	Puerto Rico Government Development Bank, Adjustable Refunding Bonds, Variable Rate Demand Obligations, Series 1985, 1.250%, 12/01/15 - MBIA Insured†		A-1	1,250,000

$ 1,250	Total Short-Term Investments (cost $1,250,000)	1,250,000

	Total Investments (cost $227,576,121) - 98.8%	239,067,368

	Other Assets Less Liabilities - 1.2%	2,741,795

	Net Assets - 100%	$241,809,163

*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

**	Ratings: Using the higher of Standard & Poor’s or Moody’s rating.

***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

N/R	Investment is not rated.

†	Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

(IF)	Inverse floating rate security.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At August 31, 2004, the cost of investments was $227,389,655.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2004, were as follows:

Gross unrealized:
Appreciation	$14,492,994
Depreciation	(2,815,281)

Net unrealized appreciation of investments	$11,677,713

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)), are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: Ex-99. CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Multistate Trust I

By (Signature and Title)	/s/ Jessica R. Droeger—Vice President and Secretary

Date	October 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman, Chief Administrative Officer (Principal Executive Officer)

Date	October 29, 2004

By (Signature and Title)	/s/ Stephen D. Foy, Vice President and Controller (Principal Financial Officer)

Date	October 29, 2004